UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22519

First Trust Exchange-Traded AlphaDEX® Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. SCHEDULE OF INVESTMENTS.

The Portfolios of Investments are attached herewith.

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 89.3%
	Australia – 12.4%
9,490	BHP Billiton Ltd. (b)	$210,351
66,907	BlueScope Steel Ltd. (b)	787,173
22,135	CIMIC Group Ltd. (b)	761,833
108,158	Crown Resorts Ltd. (b)	1,062,227
10,872	Flight Centre Travel Group Ltd. (b)	478,604
237,991	Fortescue Metals Group Ltd. (b)	801,715
126,110	Harvey Norman Holdings Ltd. (b)	360,566
27,305	LendLease Group (b)	366,079
98,124	Origin Energy Ltd. (b) (c)	662,198
167,859	Qantas Airways Ltd. (b)	757,305
3,677	Rio Tinto Ltd. (b)	208,310
299,272	South32 Ltd. (b)	752,123
70,102	Telstra Corp., Ltd. (b)	169,694
100,474	TPG Telecom Ltd. (b)	426,890
		7,805,068
	Bermuda – 9.2%
256,234	China Gas Holdings Ltd. (b)	939,398
555,426	Chinese Estates Holdings Ltd. (b)	836,226
239,842	First Pacific Co., Ltd. (b)	130,348
133,300	Hongkong Land Holdings Ltd. (b)	920,972
251,088	Johnson Electric Holdings Ltd. (b)	944,851
185,608	Kerry Properties Ltd. (b)	839,317
487,742	Nine Dragons Paper Holdings Ltd. (b)	739,223
103,067	NWS Holdings Ltd. (b)	187,732
50,234	Yue Yuen Industrial Holdings Ltd. (b)	201,261
		5,739,328
	Cayman Islands – 11.7%
26,699	ASM Pacific Technology Ltd. (b)	376,145
46,455	CK Asset Holdings Ltd. (b)	392,037
144,900	Kingboard Chemical Holdings Ltd. (b)	669,901
475,024	Kingboard Laminates Holdings Ltd. (b)	696,948
749,807	Lee & Man Paper Manufacturing Ltd. (b)	800,628
442,436	Shimao Property Holdings Ltd. (b)	1,268,946
544,052	Sino Biopharmaceutical Ltd. (b)	1,081,245
361,208	WH Group Ltd. (b) (d)	387,029
285,104	Wynn Macau Ltd. (b)	1,044,972
388,178	Xinyi Glass Holdings Ltd. (b)	590,868
		7,308,719
	Hong Kong – 9.5%
82,214	Galaxy Entertainment Group Ltd. (b)	754,617
Shares	Description	Value

	Hong Kong (Continued)
7,874	Hang Seng Bank Ltd. (b)	$182,949
115,618	Henderson Land Development Co., Ltd. (b)	758,116
332,776	Melco International Development Ltd. (b)	976,631
206,851	Sun Art Retail Group Ltd. (b)	242,060
34,934	Sun Hung Kai Properties Ltd. (b)	554,506
79,356	Swire Pacific Ltd., Class A (b)	803,606
107,706	Techtronic Industries Co., Ltd. (b)	632,136
127,099	Wharf Holdings (The) Ltd. (b)	440,054
81,671	Wheelock & Co., Ltd. (b)	599,060
		5,943,735
	Luxembourg – 0.6%
89,431	Samsonite International S.A. (b)	409,041
	Mauritius – 0.9%
2,085,500	Golden Agri-Resources Ltd. (b)	559,084
	New Zealand – 2.4%
165,196	a2 Milk Co., Ltd. (b) (c)	1,493,814
	Singapore – 5.3%
125,400	ComfortDelGro Corp., Ltd. (b)	196,853
46,600	Oversea-Chinese Banking Corp., Ltd. (b)	459,057
73,900	Venture Corp Ltd. (b)	1,598,226
81,900	Wilmar International Ltd. (b)	199,676
911,400	Yangzijiang Shipbuilding Holdings Ltd. (b)	848,862
		3,302,674
	South Korea – 37.3%
4,737	Celltrion, Inc. (b) (e)	1,417,057
6,024	DB Insurance Co., Ltd.	367,352
1,054	E-MART, Inc. (b)	269,130
10,054	GS Holdings Corp.	585,752
13,930	Hana Financial Group, Inc. (b)	600,343
10,957	Hankook Tire Co., Ltd. (b)	542,315
27,102	Hanwha Chemical Corp. (b)	758,374
64,195	Hanwha Life Insurance Co., Ltd.	372,800
5,734	Hyundai Engineering & Construction Co., Ltd. (b)	231,271
1,485	Hyundai Glovis Co., Ltd. (b)	254,499
14,561	Hyundai Marine & Fire Insurance Co., Ltd. (b)	540,073
3,665	Hyundai Mobis Co., Ltd. (b)	875,459
4,382	Hyundai Motor Co. (b)	591,598
16,657	Hyundai Steel Co. (b)	809,174
6,106	Kakao Corp. (b)	751,771
7,839	KB Financial Group, Inc.	446,409
34,734	Kia Motors Corp.	1,010,183
22,550	Korea Electric Power Corp.	694,969
5,222	Korea Gas Corp. (c)	237,364
444	Korea Zinc Co., Ltd.	199,527
45,256	KT Corp., ADR	620,007

See Notes to Portfolio of Investments

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
2,804	LG Chem Ltd. (b)	$1,023,542
10,912	LG Corp.	881,437
35,985	LG Display Co., Ltd. (b)	876,443
8,006	LG Electronics, Inc. (b)	826,031
32,939	LG Uplus Corp. (b)	382,578
2,908	Lotte Chemical Corp. (b)	1,191,365
947	NCSoft Corp. (b)	366,470
78	Neoplux Co., Ltd. (b) (c)	0
2,080	POSCO (b)	663,938
5,966	Samsung Card Co., Ltd. (b)	201,262
2,156	Samsung Electro-Mechanics Co., Ltd. (b)	219,424
172	Samsung Electronics Co., Ltd.	397,122
1,108	Samsung SDI Co., Ltd.	200,103
4,371	Shinhan Financial Group Co., Ltd.	187,405
2,289	SK Holdings Co., Ltd.	635,654
13,261	SK Hynix, Inc. (b)	1,015,951
2,209	SK Innovation Co., Ltd.	437,282
2,587	SK Telecom Co., Ltd.	566,718
8,622	S-Oil Corp.	970,673
12,318	Woori Bank	169,302
		23,388,127
	Total Common Stocks	55,949,590
	(Cost $47,779,219)
REAL ESTATE INVESTMENT TRUSTS (a) – 10.1%
	Australia – 7.2%
77,258	Dexus (b)	556,315
246,626	GPT (The) Group (b)	903,888
427,343	Mirvac Group (b)	710,196
249,012	Scentre Group (b)	734,810
113,792	Stockland (b)	353,086
459,875	Vicinity Centres (b)	854,770
62,411	Westfield Corp. (b)	409,362
		4,522,427
	Hong Kong – 2.9%
1,391,210	Champion REIT (b)	994,502
94,652	Link REIT (b)	811,331
		1,805,833
	Total Real Estate Investment Trusts	6,328,260
	(Cost $6,243,996)
	Total Investments – 99.4%	62,277,850
	(Cost $54,023,215) (f)
	Net Other Assets and Liabilities – 0.6%	396,608
	Net Assets – 100.0%	$62,674,458

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $53,297,791 or 85.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange (“NYSE”) close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2018 through March 31, 2018).
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $9,826,415 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,571,780. The net unrealized appreciation was $8,254,635.

ADR	American Depositary Receipt

See Notes to Portfolio of Investments

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
South Korea	$ 23,388,127	$ 8,980,059	$ 14,408,068	$ —
Other Country Categories*	32,561,463	—	32,561,463	—
Real Estate Investment Trusts*	6,328,260	—	6,328,260	—
Total Investments	$ 62,277,850	$ 8,980,059	$ 53,297,791	$—

*	See Portfolio of Investments for country breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred investments valued at $50,277,461 from Level 1 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these investments were valued based on quoted prices.
Sector Allocation	% of Total Long-Term Investments
Real Estate	22.6%
Consumer Discretionary	16.6
Materials	14.4
Information Technology	11.5
Industrials	9.1
Financials	5.9
Consumer Staples	5.1
Energy	4.3
Health Care	4.0
Telecommunication Services	3.5
Utilities	3.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
KRW	36.5%
HKD	32.6
AUD	19.8
SGD	6.2
USD	2.5
NZD	2.4
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
HKD	Hong Kong Dollar
KRW	South Korean Won
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Portfolio of Investments

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 93.9%
	Austria – 2.6%
27,266	Lenzing AG (b)	$3,371,745
113,119	OMV AG (b)	6,597,896
78,653	Raiffeisen Bank International AG (b) (c)	3,063,505
435,881	Telekom Austria AG (b)	4,158,187
77,540	voestalpine AG (b)	4,067,530
		21,258,863
	Belgium – 2.7%
22,762	Elia System Operator S.A./N.V. (b)	1,423,069
111,914	KBC Ancora (b)	6,919,158
17,157	Sofina S.A. (b)	2,910,730
17,645	Solvay S.A. (b)	2,452,296
159,328	Umicore S.A. (b)	8,440,432
		22,145,685
	Denmark – 3.8%
85,166	Ambu A.S., Class B (b)	1,927,638
46,139	Dfds A.S. (b) (c)	2,598,309
87,112	DSV A.S. (b)	6,877,348
115,361	GN Store Nord A.S. (b)	4,091,605
9,712	Rockwool International A.S., Class B (b)	2,893,094
674,853	TDC A.S. (b) (c)	5,592,225
167,511	Topdanmark A.S. (b) (c)	7,909,493
		31,889,712
	Finland – 2.5%
59,380	Konecranes OYJ (b) (d)	2,577,495
120,717	Neste OYJ (b) (d)	8,402,511
634,316	Outokumpu OYJ (b) (d)	4,325,871
145,896	UPM-Kymmene OYJ (b) (d)	5,408,925
		20,714,802
	France – 10.3%
334,369	Air France-KLM (b) (c)	3,731,169
124,127	Alstom S.A. (b)	5,598,432
10,746	Arkema S.A. (b)	1,402,879
43,575	AXA S.A. (b)	1,158,355
32,385	BioMerieux (b)	2,667,221
27,775	Bouygues S.A. (b)	1,392,589
27,087	Cie Generale des Etablissements Michelin SCA (b)	4,010,034
92,426	Cie Plastic Omnium S.A. (b)	4,430,199
25,458	Eiffage S.A. (b)	2,899,444
325,587	Electricite de France S.A. (b)	4,714,026
73,724	Eurazeo S.A. (b)	6,788,267
44,496	Eutelsat Communications S.A. (b)	881,931
94,937	Faurecia S.A. (b)	7,681,933
13,232	Kering S.A. (b)	6,346,295
494,148	Natixis S.A. (b)	4,054,634
166,022	Peugeot S.A. (b)	3,997,707
53,669	Renault S.A. (b)	6,512,616
39,819	Sanofi (b)	3,195,080
Shares	Description	Value

	France (Continued)
22,510	Societe Generale S.A. (b)	$1,222,527
14,203	Sopra Steria Group (b)	2,898,948
26,489	Teleperformance (b)	4,107,828
49,074	TOTAL S.A. (b)	2,812,906
38,347	Ubisoft Entertainment S.A. (b) (c)	3,245,385
		85,750,405
	Germany – 15.4%
81,350	Aurubis AG (b)	6,836,917
51,968	Bayerische Motoren Werke AG (b)	5,652,547
290,652	Commerzbank AG (b) (c)	3,773,338
66,113	Daimler AG (b)	5,632,830
237,160	Deutsche Lufthansa AG (b)	7,581,419
59,211	Deutsche Post AG (b)	2,593,401
124,177	Deutsche Wohnen SE (b)	5,794,094
9,854	Duerr AG (b)	1,082,892
232,901	E.ON SE (b)	2,588,017
222,026	Evotec AG (b) (c)	4,367,235
14,145	GRENKE AG (b)	1,499,030
67,076	Hella GmbH & Co., KGaA (b)	4,415,701
114,595	Jungheinrich AG (Preference Shares) (b)	5,078,941
55,091	KION Group AG (b)	5,143,334
28,457	Krones AG (b)	3,833,764
65,142	LEG Immobilien AG (b)	7,324,946
16,526	MTU Aero Engines AG (b)	2,785,256
103,061	Porsche Automobil Holding SE (Preference Shares) (b)	8,590,998
1,918	Rational AG (b)	1,206,539
58,472	Rheinmetall AG (b)	8,299,785
58,017	RWE AG (b)	1,434,077
66,210	Sixt SE (b)	7,194,907
122,711	Suedzucker AG (b)	2,081,986
24,240	Volkswagen AG (Preference Shares) (b)	4,831,370
154,879	Vonovia SE (b)	7,680,421
27,577	Wacker Chemie AG (b)	4,531,812
57,625	Wirecard AG (b)	6,830,965
		128,666,522
	Ireland – 0.6%
123,973	Kingspan Group PLC (b)	5,249,873
	Isle Of Man (U.K.) – 0.1%
106,981	Playtech PLC (b)	1,100,284
	Italy – 6.1%
84,992	ACEA S.p.A. (b)	1,442,469
86,711	Amplifon S.p.A. (b)	1,541,570
101,374	Autogrill S.p.A. (b)	1,305,034
75,988	Banca Generali S.p.A. (b)	2,451,652
953,645	Banco BPM S.p.A. (b) (c)	3,309,491
875,470	Enel S.p.A. (b)	5,357,188
79,653	Eni S.p.A. (b)	1,403,108
84,737	Interpump Group S.p.A. (b)	2,865,618

See Notes to Portfolio of Investments

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Italy (Continued)
372,702	Intesa Sanpaolo S.p.A. (b)	$1,357,010
2,456,225	Iren S.p.A (b)	7,711,843
70,356	Leonardo S.p.A. (b)	813,677
91,327	Moncler S.p.A. (b)	3,475,743
39,015	Prysmian S.p.A. (b)	1,225,155
165,081	Societa Iniziative Autostradali e Servizi S.p.A. (b)	3,076,553
4,221,302	Telecom Italia S.p.A. (b) (c)	4,008,101
762,739	Unione di Banche Italiane S.p.A. (b)	3,485,165
134,476	Yoox Net-A-Porter Group S.p.A. (b) (c)	6,253,221
		51,082,598
	Jersey – 1.1%
1,436,547	Glencore PLC (b)	7,138,534
141,890	WPP PLC (b)	2,254,864
		9,393,398
	Luxembourg – 3.3%
50,309	APERAM S.A. (b)	2,409,068
255,468	ArcelorMittal (b) (c)	8,114,248
1,267,544	B&M European Value Retail S.A. (b)	6,957,914
249,888	Grand City Properties S.A. (b)	5,977,484
321,165	Subsea 7 S.A. (b)	4,133,925
		27,592,639
	Netherlands – 3.6%
27,263	Aalberts Industries N.V. (b)	1,389,334
678,854	Aegon N.V. (b)	4,580,104
27,737	Airbus SE (b)	3,210,772
62,541	ASM International N.V. (b)	4,573,223
15,484	ASML Holding N.V. (b)	3,070,379
30,052	Koninklijke Vopak N.V. (b)	1,475,554
157,459	NN Group N.V. (b)	6,995,900
591,265	Steinhoff International Holdings N.V. (c)	162,965
204,611	STMicroelectronics N.V. (b)	4,549,095
		30,007,326
	Norway – 2.7%
68,141	Aker BP ASA (b)	1,847,291
823,872	Leroy Seafood Group ASA (b)	5,115,688
66,630	Marine Harvest ASA (b)	1,346,824
724,980	Norsk Hydro ASA (b)	4,300,355
46,643	Salmar ASA (b)	1,920,553
65,876	Statoil ASA (b)	1,559,151
776,189	Storebrand ASA (b)	6,383,027
		22,472,889
	Portugal – 0.7%
1,811,371	Banco Espirito Santo S.A. (b) (c) (e) (f)	0
700,235	EDP - Energias de Portugal S.A. (b)	2,660,618
Shares	Description	Value

	Portugal (Continued)
540,802	Navigator (The) Co., S.A. (b)	$3,186,164
		5,846,782
	Spain – 2.9%
91,406	Acerinox S.A. (b)	1,278,535
246,819	CIE Automotive S.A. (b)	8,818,730
46,805	Enagas S.A. (b)	1,281,744
59,537	Gas Natural SDG S.A. (b)	1,421,033
173,368	Iberdrola S.A. (b)	1,274,843
331,122	International Consolidated Airlines Group S.A. (b)	2,858,027
233,460	Mediaset Espana Comunicacion S.A. (b)	2,378,165
286,113	Repsol S.A. (b)	5,085,843
		24,396,920
	Sweden – 9.1%
156,118	Boliden AB (b)	5,493,546
420,989	Castellum AB (b)	6,895,060
322,166	Fabege AB (b)	6,994,232
254,023	Fastighets AB Balder, Class B (b) (c)	6,392,884
387,064	Hufvudstaden AB, Class A (b) (d)	5,759,771
247,478	Industrivarden AB, Class A (b)	6,032,714
133,737	Investor AB, Class B (b)	5,941,073
202,568	Kinnevik AB, Class B (b)	7,318,423
66,118	L E Lundbergforetagen AB, Class B (b)	4,753,102
822,660	SSAB AB, Class A (b) (c)	4,656,716
623,791	Svenska Cellulosa AB SCA, Class B (b)	6,666,200
205,612	Volvo AB, Class B (b)	3,763,599
530,726	Wallenstam AB, Class B (b)	4,831,476
		75,498,796
	Switzerland – 5.2%
65,809	BKW AG (b)	4,377,646
3,704	Bucher Industries AG (b)	1,547,755
5,165	dormakaba Holding AG (b)	4,044,701
4,273	Georg Fischer AG (b)	5,721,000
7,115	Kuehne + Nagel International AG (b)	1,120,649
45,075	LafargeHolcim Ltd. (b)	2,469,870
342,438	OC Oerlikon Corp. AG (b)	6,052,762
31,691	Pargesa Holding S.A. (b)	2,811,905
10,812	SFS Group AG (b)	1,273,513
175	Sika AG (b)	1,372,727
4,103	Straumann Holding AG (b)	2,588,760
12,913	Temenos Group AG (b)	1,548,389
55,949	Vifor Pharma AG (b)	8,627,466
		43,557,143
	United Kingdom – 21.2%
538,115	3i Group PLC (b)	6,494,970
313,929	Aggreko PLC (b)	3,234,741

See Notes to Portfolio of Investments

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom (Continued)
366,778	Anglo American PLC (b)	$8,543,971
414,159	Antofagasta PLC (b)	5,354,603
109,239	Ashtead Group PLC (b)	2,978,591
30,774	Associated British Foods PLC (b)	1,075,906
237,487	Babcock International Group PLC (b)	2,229,203
655,852	Barratt Developments PLC (b)	4,880,403
119,209	Bellway PLC (b)	5,101,554
105,743	Berkeley Group Holdings PLC (b)	5,621,249
149,500	BHP Billiton PLC (b)	2,954,600
20,716	Carnival PLC (b)	1,333,353
199,348	DS Smith PLC (b)	1,317,311
632,915	Electrocomponents PLC (b)	5,331,014
1,569,649	Evraz PLC (b)	9,571,690
567,976	GKN PLC (b)	3,681,538
2,593,979	Hays PLC (b)	6,862,177
472,401	HomeServe PLC (b)	4,900,098
341,573	Inchcape PLC (b)	3,311,672
314,934	Intermediate Capital Group PLC (b)	4,349,911
59,168	Intertek Group PLC (b)	3,873,029
1,239,089	J Sainsbury PLC (b)	4,156,505
57,461	Johnson Matthey PLC (b)	2,451,356
635,164	KAZ Minerals PLC (b) (c)	7,662,024
1,316,715	Kingfisher PLC (b)	5,401,560
377,198	Meggitt PLC (b)	2,288,282
142,873	NMC Health PLC (b)	6,812,872
76,110	Persimmon PLC (b)	2,701,315
54,999	Prudential PLC (b)	1,374,352
82,522	Renishaw PLC (b)	5,218,690
980,639	Rentokil Initial PLC (b)	3,737,220
84,876	Rio Tinto PLC (b)	4,306,952
767,255	Royal Mail PLC (b)	5,823,297
297,606	RPC Group PLC (b)	3,235,542
124,615	Smiths Group PLC (b)	2,650,729
536,449	Sophos Group PLC (b) (g)	3,267,733
70,338	SSE PLC (b)	1,261,817
914,046	SSP Group PLC (b)	7,851,717
1,133,334	Standard Life Aberdeen PLC (b)	5,720,709
454,555	Tate & Lyle PLC (b)	3,471,726
502,608	Taylor Wimpey PLC (b)	1,302,106
839,468	Wm Morrison Supermarkets PLC (b)	2,518,714
		176,216,802
	Total Common Stocks	782,841,439
	(Cost $704,563,354)
REAL ESTATE INVESTMENT TRUSTS (a) – 5.8%
	France – 2.8%
38,063	Fonciere Des Regions (b)	4,199,049
40,638	Gecina S.A. (b)	7,051,973
167,891	Klepierre S.A. (b)	6,767,217
Shares	Description	Value

	France (Continued)
21,677	Unibail-Rodamco SE (b) (d)	$4,951,539
		22,969,778
	Spain – 1.6%
531,392	Inmobiliaria Colonial Socimi S.A. (b)	6,146,919
475,735	Merlin Properties Socimi S.A. (b)	7,287,551
		13,434,470
	United Kingdom – 1.4%
548,939	Hammerson PLC (b)	4,138,037
916,603	Segro PLC (b)	7,735,610
		11,873,647
	Total Real Estate Investment Trusts	48,277,895
	(Cost $43,109,534)
MONEY MARKET FUNDS – 1.1%
9,113,109	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.62% (h) (i)	9,113,109
	(Cost $9,113,109)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.6%
$259,840	BNP Paribas S.A., 1.73% (h), dated 3/29/18, due 4/2/18, with a maturity value of $259,890. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 11/15/20. The value of the collateral including accrued interest is $267,642. (i)	259,840
13,688,360	JPMorgan Chase & Co., 1.72% (h), dated 3/29/18, due 4/2/18, with a maturity value of $13,690,976. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.875%, due 6/30/21 to 3/31/22. The value of the collateral including accrued interest is $14,044,515. (i)	13,688,360
	Total Repurchase Agreements	13,948,200
	(Cost $13,948,200)
	Total Investments – 102.4%	854,180,643
	(Cost $770,734,197) (j)
	Net Other Assets and Liabilities – (2.4)%	(20,298,195)
	Net Assets – 100.0%	$833,882,448

See Notes to Portfolio of Investments

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $830,956,369 or 99.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $22,279,330 and the total value of the collateral held by the Fund is $23,061,309.
(e)	This issuer has filed for protection in federal bankruptcy court.
(f)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Portfolio of Investments).
(g)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(h)	Rate shown reflects yield as of March 31, 2018.
(i)	This security serves as collateral for securities on loan.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $107,592,490 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $24,146,044. The net unrealized appreciation was $83,446,446.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$ 30,007,326	$ 162,965	$ 29,844,361	$ —
Portugal	5,846,782	—	5,846,782	—**
Other Country Categories*	746,987,331	—	746,987,331	—
Real Estate Investment Trusts*	48,277,895	—	48,277,895	—
Money Market Funds	9,113,109	9,113,109	—	—
Repurchase Agreements	13,948,200	—	13,948,200	—
Total Investments	$ 854,180,643	$ 9,276,074	$ 844,904,569	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred investments valued at $707,222,573 from Level 1 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these investments were valued based on quoted prices.
Level 3 common stocks are fair valued by the Advisor’s Pricing Committee. The Trust’s Board of Trustees has adopted valuation procedures that are utilized by the Advisor’s Pricing Committee to oversee the day-to-day valuation of the Fund’s investments. The Advisor’s Pricing Committee, through the Fund’s fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor’s Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund’s investments to prior day third-party pricing service prices. Additionally, the Advisor’s Pricing Committee reviews periodic information from the Fund’s third-party pricing service that compares secondary market trade prices to their daily valuations.

See Notes to Portfolio of Investments

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at December 31, 2017
Common Stocks	$—*
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	—
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at March 31, 2018
Common Stocks	—*
Total Level 3 holdings	$—*
* Investment is valued at $0.
Sector Allocation	% of Total Long-Term Investments
Industrials	19.3%
Consumer Discretionary	16.5
Materials	16.0
Financials	13.5
Real Estate	12.7
Information Technology	4.9
Health Care	4.3
Utilities	4.3
Energy	4.2
Consumer Staples	2.6
Telecommunication Services	1.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	52.1%
GBP	24.4
SEK	8.9
CHF	5.1
DKK	3.7
NOK	3.1
USD	2.7
Total	100.0%

Currency Abbreviations
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar
See Notes to Portfolio of Investments

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.6%
	Brazil – 66.8%
18,507	B3 S.A. - Brasil Bolsa Balcao	$149,617
63,234	Banco Bradesco S.A. (Preference Shares)	756,559
38,102	Banco do Brasil S.A.	473,527
52,236	Braskem S.A., Class A (Preference Shares)	759,463
11,820	Cia Brasileira de Distribuicao (Preference Shares)	238,265
66,597	Cia de Saneamento Basico do Estado de Sao Paulo	706,022
32,440	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	653,428
171,905	Cia Energetica de Minas Gerais (Preference Shares)	445,715
138,377	Cia Siderurgica Nacional S.A. (b)	368,843
99,107	Embraer S.A.	646,915
24,457	Engie Brasil Energia S.A.	290,096
20,688	Fibria Celulose S.A.	407,500
30,676	Itau Unibanco Holding S.A. (Preference Shares)	476,756
202,778	Itausa - Investimentos Itau S.A. (Preference Shares)	846,994
208,596	JBS S.A.	590,762
24,157	Klabin S.A.	151,464
44,216	Kroton Educacional S.A.	182,143
115,214	Localiza Rent a Car S.A.	1,002,271
36,878	Lojas Renner S.A.	383,698
29,865	Magazine Luiza S.A.	885,696
57,943	Petroleo Brasileiro S.A. (Preference Shares) (b)	375,762
47,067	Porto Seguro S.A.	692,294
35,086	Qualicorp S.A.	236,780
5,912	Raia Drogasil S.A.	133,946
36,663	Rumo S.A. (b)	146,032
48,418	Suzano Papel e Celulose S.A.	489,247
35,132	Telefonica Brasil S.A. (Preference Shares)	536,326
115,135	TIM Participacoes S.A.	502,187
227,899	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares) (b)	753,807
41,725	Vale S.A.	533,466
		14,815,581
	Chile – 9.0%
45,719	Cencosud S.A. (c)	140,178
1,742,931	Colbun S.A. (c)	418,152
42,936	Empresas COPEC S.A. (c)	668,962
306,724	Sociedad Matriz del Banco de Chile S.A., Class B (c)	161,694
Shares	Description	Value

	Chile (Continued)
12,638	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (c)	$612,477
		2,001,463
	Colombia – 5.7%
25,140	Bancolombia S.A.	271,909
20,135	Grupo de Inversiones Suramericana S.A.	268,653
151,197	Interconexion Electrica S.A. ESP	720,795
		1,261,357
	Mexico – 15.1%
110,687	Alfa S.A.B. de C.V., Class A	141,860
629,882	America Movil S.A.B. de C.V., Series L	597,660
615,039	Cemex S.A.B. de C.V. (d)	406,305
29,243	Fomento Economico Mexicano S.A.B. de C.V.	267,675
12,360	Grupo Elektra S.A.B. de C.V.	346,733
20,263	Grupo Financiero Banorte, S.A.B. de C.V., O Shares	122,893
45,695	Grupo Mexico S.A.B. de C.V., Series B	152,467
75,193	Industrias Bachoco S.A.B. de C.V., Series B	392,385
5,625	Industrias Penoles S.A.B. de C.V.	113,580
99,833	Infraestructura Energetica Nova S.A.B. de C.V.	487,139
105,855	Mexichem S.A.B. de C.V.	324,610
		3,353,307
	Total Common Stocks	21,431,708
	(Cost $18,110,801)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.8%
	Mexico – 2.8%
414,180	Fibra Uno Administracion S.A. de C.V.	624,232
	(Cost $743,580)
	Total Investments – 99.4%	22,055,940
	(Cost $18,854,381) (e)
	Net Other Assets and Liabilities – 0.6%	125,898
	Net Assets – 100.0%	$22,181,838

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.

See Notes to Portfolio of Investments

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $2,001,463 or 9.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(d)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2018 through March 31, 2018).
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,849,221 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $647,662. The net unrealized appreciation was $3,201,559.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Chile	$ 2,001,463	$ —	$ 2,001,463	$ —
Other Country Categories*	19,430,245	19,430,245	—	—
Real Estate Investment Trusts*	624,232	624,232	—	—
Total Investments	$ 22,055,940	$ 20,054,477	$ 2,001,463	$—

*	See Portfolio of Investments for country breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred common stocks valued at $1,696,316 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.
Sector Allocation	% of Total Long-Term Investments
Materials	23.0%
Financials	20.7
Utilities	16.9
Industrials	8.8
Consumer Staples	8.0
Telecommunication Services	7.4
Consumer Discretionary	6.6
Energy	4.7
Real Estate	2.8
Health Care	1.1
Total	100.0%

See Notes to Portfolio of Investments

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.3%
	Aerospace & Defense – 2.6%
40,273	Embraer S.A.	$262,879
	Banks – 8.5%
11,897	Banco Bradesco S.A. (Preference Shares)	142,341
12,656	Banco do Brasil S.A.	157,287
13,514	Banco do Estado do Rio Grande do Sul S.A., Class B (Preference Shares)	82,972
6,316	Banco Santander Brasil S.A.	76,352
94,040	Itausa - Investimentos Itau S.A. (Preference Shares)	392,801
		851,753
	Chemicals – 0.7%
4,697	Braskem S.A., Class A (Preference Shares)	68,290
	Containers & Packaging – 0.7%
11,441	Klabin S.A.	71,735
	Diversified Consumer Services – 3.9%
24,542	Estacio Participacoes S.A.	259,957
32,831	Kroton Educacional S.A.	135,244
		395,201
	Diversified Telecommunication Services – 2.5%
16,566	Telefonica Brasil S.A. (Preference Shares)	252,897
	Electric Utilities – 12.5%
15,050	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	303,147
29,311	Cia Energetica de Minas Gerais (Preference Shares)	75,997
40,353	Cia Paranaense de Energia, Class B (Preference Shares)	318,771
57,532	EDP - Energias do Brasil S.A.	231,944
9,202	Equatorial Energia S.A.	199,289
18,872	Transmissora Alianca de Energia Eletrica S.A.	124,215
		1,253,363
	Food & Staples Retailing – 2.5%
2,551	Cia Brasileira de Distribuicao (Preference Shares)	51,423
8,774	Raia Drogasil S.A.	198,790
		250,213
	Food Products – 4.5%
82,105	JBS S.A.	232,529
3,865	M. Dias Branco S.A.	59,717
Shares	Description	Value

	Food Products (Continued)
31,300	Sao Martinho S.A.	$166,196
		458,442
	Gas Utilities – 1.8%
10,068	Cia de Gas de Sao Paulo - COMGAS, Class A (Preference Shares)	178,644
	Hotels, Restaurants & Leisure – 3.0%
16,607	CVC Brasil Operadora e Agencia de Viagens S.A.	305,082
	Household Durables – 2.0%
40,166	MRV Engenharia e Participacoes S.A.	197,700
	Independent Power and Renewable Electricity Producers – 1.3%
11,341	Engie Brasil Energia S.A.	134,521
	Insurance – 4.5%
7,068	BB Seguridade Participacoes S.A.	62,664
16,628	Porto Seguro S.A.	244,576
21,582	Sul America S.A.	143,490
		450,730
	Internet & Direct Marketing Retail – 1.5%
19,645	B2W Cia Digital (a)	152,569
	Machinery – 1.1%
16,704	WEG S.A.	114,397
	Media – 1.1%
5,306	Smiles Fidelidade S.A.	111,699
	Metals & Mining – 10.9%
35,056	Bradespar S.A. (Preference Shares)	334,372
16,265	Gerdau S.A. (Preference Shares)	76,363
110,639	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares) (a)	365,954
25,008	Vale S.A.	319,734
		1,096,423
	Multiline Retail – 5.5%
17,021	Lojas Renner S.A.	177,095
12,551	Magazine Luiza S.A.	372,221
		549,316
	Oil, Gas & Consumable Fuels – 3.2%
50,028	Petroleo Brasileiro S.A. (Preference Shares) (a)	324,433

See Notes to Portfolio of Investments

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Paper & Forest Products – 4.8%
43,775	Duratex S.A.	$157,123
16,833	Fibria Celulose S.A.	331,566
		488,689
	Personal Products – 1.8%
18,273	Natura Cosmeticos S.A.	177,115
	Pharmaceuticals – 1.8%
16,780	Hypera S.A.	183,787
	Road & Rail – 4.6%
45,640	Localiza Rent a Car S.A.	397,032
15,525	Rumo S.A. (a)	61,837
		458,869
	Specialty Retail – 3.7%
41,145	Via Varejo S.A.	377,869
	Textiles, Apparel & Luxury Goods – 1.2%
14,156	Grendene S.A.	117,315
	Transportation Infrastructure – 1.3%
49,113	EcoRodovias Infraestrutura e Logistica S.A.	130,167
	Water Utilities – 3.1%
29,328	Cia de Saneamento Basico do Estado de Sao Paulo	310,918
	Wireless Telecommunication Services – 2.7%
61,485	TIM Participacoes S.A.	268,180
	Total Investments – 99.3%	9,993,196
	(Cost $7,483,301) (b)
	Net Other Assets and Liabilities – 0.7%	66,024
	Net Assets – 100.0%	$10,059,220

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,577,126 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $67,231. The net unrealized appreciation was $2,509,895.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,993,196	$ 9,993,196	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.
Country Allocation†	% of Net Assets
Brazil	99.3%
Total Investments	99.3
Net Other Assets and Liabilities	0.7
Total	100.0%

† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	22.1%
Utilities	18.8
Materials	17.3
Financials	13.0
Industrials	9.7
Consumer Staples	8.9
Telecommunication Services	5.2
Energy	3.2
Health Care	1.8
Total	100.0%

See Notes to Portfolio of Investments

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Airlines – 1.3%
136,150	China Southern Airlines Co., Ltd., Class H (a)	$142,285
	Auto Components – 1.3%
88,200	Nexteer Automotive Group Ltd. (a)	134,823
	Automobiles – 11.4%
216,300	BAIC Motor Corp. Ltd., Class H (a) (b)	267,591
319,756	Chongqing Changan Automobile Co., Ltd., Class B (a)	320,922
290,353	Dongfeng Motor Group Co., Ltd., Class H (a)	338,970
101,865	Geely Automobile Holdings Ltd. (a)	298,489
		1,225,972
	Banks – 1.4%
95,200	Bank of Communications Co., Ltd., Class H (a)	75,264
100,100	Chongqing Rural Commercial Bank Co., Ltd., Class H (a)	77,379
		152,643
	Biotechnology – 1.5%
71,400	3SBio, Inc. (a) (b) (c)	162,629
	Capital Markets – 3.8%
384,650	China Cinda Asset Management Co., Ltd., Class H (a)	140,834
125,050	China Everbright Ltd. (a)	264,150
		404,984
	Communications Equipment – 0.6%
18,620	ZTE Corp., Class H (a) (c)	61,316
	Construction Materials – 4.8%
14,700	Anhui Conch Cement Co., Ltd., Class H (a)	80,894
392,000	China National Building Material Co., Ltd., Class H (a)	431,308
		512,202
	Diversified Telecommunication Services – 3.0%
737,699	China Telecom Corp., Ltd., Class H (a)	327,193
	Food Products – 3.6%
31,500	Health and Happiness H&H International Holdings Ltd. (a) (c)	240,444
72,800	Tingyi Cayman Islands Holding Corp.	151,015
		391,459
Shares	Description	Value

	Independent Power and Renewable Electricity Producers – 7.6%
519,398	CGN Power Co., Ltd., Class H (a) (b)	$135,124
296,975	China Longyuan Power Group Corp., Ltd., Class H (a)	229,348
74,650	China Resources Power Holdings Co., Ltd. (a)	136,866
829,342	Huaneng Renewables Corp., Ltd., Class H (a)	312,275
		813,613
	Industrial Conglomerates – 2.3%
47,340	Beijing Enterprises Holdings Ltd. (a)	249,297
	Insurance – 5.5%
93,800	China Taiping Insurance Holdings Co., Ltd. (a)	315,096
27,215	Ping An Insurance Group Co. of China Ltd., Class H (a)	280,605
		595,701
	Internet Software & Services – 1.3%
2,660	Tencent Holdings Ltd. (a)	142,788
	Machinery – 1.6%
30,365	China Conch Venture Holdings Ltd. (a)	93,180
64,925	Weichai Power Co., Ltd., Class H (a)	73,427
		166,607
	Metals & Mining – 10.2%
153,650	Angang Steel Co., Ltd., Class H (a)	149,077
218,400	China Molybdenum Co., Ltd., Class H (a)	167,374
385,280	China Zhongwang Holdings Ltd. (a)	230,048
446,597	Maanshan Iron & Steel Co., Ltd., Class H (a) (c)	193,856
565,598	MMG Ltd. (a) (c)	350,778
		1,091,133
	Oil, Gas & Consumable Fuels – 13.1%
383,600	China Petroleum & Chemical Corp., Class H (a)	340,285
196,000	CNOOC Ltd. (a)	290,215
244,114	Inner Mongolia Yitai Coal Co., Ltd., Class B (a)	327,529
67,200	Kunlun Energy Co., Ltd. (a)	58,361

See Notes to Portfolio of Investments

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
300,300	Yanzhou Coal Mining Co., Ltd., Class H (a)	$388,105
		1,404,495
	Pharmaceuticals – 0.6%
11,200	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H (a)	69,386
	Real Estate Management & Development – 16.8%
65,100	China Overseas Land & Investment Ltd. (a)	228,292
184,681	Country Garden Holdings Co., Ltd. (a)	385,579
31,094	Guangzhou R&F Properties Co., Ltd., Class H (a)	78,642
120,400	KWG Property Holding Ltd. (a)	167,355
203,000	Logan Property Holdings Co., Ltd. (a)	312,478
43,295	Red Star Macalline Group Corp., Ltd., Class H (a) (b)	51,043
848,047	Shenzhen Investment Ltd. (a)	362,169
306,338	Sino-Ocean Group Holding Ltd. (a)	224,315
		1,809,873
	Semiconductors & Semiconductor Equipment – 0.0%
917,323	Hanergy Thin Film Power Group Ltd. (a) (c) (d)	0
	Specialty Retail – 2.4%
92,490	Zhongsheng Group Holdings Ltd. (a)	254,094
	Technology Hardware, Storage & Peripherals – 4.2%
442,474	BOE Technology Group Co., Ltd., Class B (a)	252,778
61,200	Legend Holdings Corp., Class H (a) (b)	203,243
		456,021
	Transportation Infrastructure – 1.7%
81,200	China Merchants Port Holdings Co., Ltd. (a)	180,432
	Total Investments – 100.0%	10,748,946
	(Cost $11,039,807) (e)
	Net Other Assets and Liabilities – (0.0)%	(3,287)
	Net Assets – 100.0%	$10,745,659

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $10,597,931 or 98.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Portfolio of Investments).
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $651,176 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $942,037. The net unrealized depreciation was $290,861.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Food Products	$ 391,459	$ 151,015	$ 240,444	$ —
Semiconductors & Semiconductor Equipment	—**	—	—	—**
Other industry categories*	10,357,487	—	10,357,487	—
Total Investments	$ 10,748,946	$ 151,015	$ 10,597,931	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred common stocks valued at $4,426,654 from Level 1 to Level 2 of the fair

See Notes to Portfolio of Investments

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.
Level 3 common stocks are fair valued by the Advisor’s Pricing Committee. The Trust’s Board of Trustees has adopted valuation procedures that are utilized by the Advisor’s Pricing Committee to oversee the day-to-day valuation of the Fund’s investments. The Advisor’s Pricing Committee, through the Fund’s fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor’s Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund’s investments to prior day third-party pricing service prices. Additionally, the Advisor’s Pricing Committee reviews periodic information from the Fund’s third-party pricing service that compares secondary market trade prices to their daily valuations.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at December 31, 2017
Common Stocks	$—**
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	—
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at March 31, 2018
Common Stocks	—**
Total Level 3 holdings	$—**
**Investment is valued at $0.

Country Allocation†	% of Net Assets
China	51.3%
Hong Kong	24.2
Cayman Islands	24.0
Bermuda	0.5
Total Investments	100.0
Net Other Assets and Liabilities	(0.0)
Total	100.0%

† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Sector Allocation	% of Total Long-Term Investments
Real Estate	16.8%
Consumer Discretionary	15.0
Materials	14.9
Energy	13.1
Financials	10.7
Utilities	7.6
Industrials	6.9
Information Technology	6.1
Consumer Staples	3.6
Telecommunication Services	3.1
Health Care	2.2
Total	100.0%

See Notes to Portfolio of Investments

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.1%
	Airlines – 3.0%
51,000	ANA Holdings, Inc. (a)	$1,976,258
68,400	Japan Airlines Co., Ltd. (a)	2,784,985
		4,761,243
	Auto Components – 6.8%
9,900	Aisin Seiki Co., Ltd. (a)	540,272
17,300	Denso Corp.	946,253
114,000	NOK Corp. (a)	2,226,151
13,000	Stanley Electric Co., Ltd. (a)	488,107
93,300	Sumitomo Electric Industries Ltd. (a)	1,425,951
86,200	Sumitomo Rubber Industries Ltd. (a)	1,589,299
21,200	Toyoda Gosei Co., Ltd. (a)	490,982
102,200	Toyota Boshoku Corp. (a)	2,103,342
43,400	Yokohama Rubber (The) Co., Ltd. (a)	1,005,852
		10,816,209
	Automobiles – 6.7%
62,500	Honda Motor Co., Ltd. (a)	2,163,537
96,200	Isuzu Motors Ltd. (a)	1,473,927
199,300	Mazda Motor Corp. (a)	2,665,403
268,500	Nissan Motor Co., Ltd. (a)	2,771,495
18,300	Suzuki Motor Corp. (a)	993,568
8,500	Toyota Motor Corp. (a)	551,919
		10,619,849
	Banks – 0.6%
252,800	Mebuki Financial Group, Inc. (a)	981,973
	Building Products – 1.3%
37,300	Asahi Glass Co., Ltd. (a)	1,563,140
9,100	TOTO Ltd. (a)	477,120
		2,040,260
	Chemicals – 13.1%
236,300	Daicel Corp. (a)	2,594,802
53,500	Denka Co., Ltd. (a)	1,811,234
70,500	DIC Corp. (a)	2,365,144
145,900	Mitsubishi Chemical Holdings Corp. (a)	1,420,551
55,200	Mitsubishi Gas Chemical Co., Inc. (a)	1,332,128
49,400	Mitsui Chemicals, Inc. (a)	1,568,412
62,600	Showa Denko KK (a)	2,623,113
221,000	Sumitomo Chemical Co., Ltd. (a)	1,282,177
119,500	Teijin Ltd. (a)	2,270,789
94,100	Tosoh Corp. (a)	1,855,699
109,300	Zeon Corp. (a)	1,587,947
		20,711,996
	Construction & Engineering – 2.6%
37,200	COMSYS Holdings Corp. (a)	989,003
54,800	Kyudenko Corp. (a)	2,691,983
Shares	Description	Value

	Construction & Engineering (Continued)
52,500	Shimizu Corp. (a)	$468,339
		4,149,325
	Diversified Financial Services – 1.1%
90,400	Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	541,545
63,700	ORIX Corp. (a)	1,141,566
		1,683,111
	Diversified Telecommunication Services – 1.3%
44,700	Nippon Telegraph & Telephone Corp. (a)	2,085,392
	Electric Utilities – 2.8%
86,100	Chubu Electric Power Co., Inc. (a)	1,235,684
86,900	Kansai Electric Power (The) Co., Inc. (a)	1,136,181
539,800	Tokyo Electric Power Co., Holdings, Inc. (a) (b)	2,114,385
		4,486,250
	Electrical Equipment – 1.9%
356,000	Fuji Electric Co., Ltd. (a)	2,452,732
3,900	Nidec Corp. (a)	600,244
		3,052,976
	Electronic Equipment, Instruments & Components – 3.3%
33,400	TDK Corp. (a)	2,975,563
48,500	Yaskawa Electric Corp.	2,199,262
		5,174,825
	Food & Staples Retailing – 1.5%
15,300	FamilyMart UNY Holdings Co., Ltd. (a)	1,274,749
26,300	Matsumotokiyoshi Holdings Co., Ltd. (a)	1,114,318
		2,389,067
	Food Products – 0.3%
14,500	Kagome Co., Ltd. (a)	509,183
	Gas Utilities – 0.7%
27,500	Osaka Gas Co., Ltd. (a)	546,946
22,800	Tokyo Gas Co., Ltd. (a)	609,220
		1,156,166
	Health Care Equipment & Supplies – 1.2%
46,700	Asahi Intecc Co., Ltd. (a)	1,880,608

See Notes to Portfolio of Investments

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services – 0.3%
22,400	Alfresa Holdings Corp. (a)	$505,810
	Household Durables – 3.7%
102,900	Haseko Corp. (a)	1,583,758
141,200	Iida Group Holdings Co., Ltd. (a)	2,639,403
23,600	Sony Corp.	1,141,353
28,400	Sumitomo Forestry Co., Ltd. (a)	456,728
		5,821,242
	Independent Power and Renewable Electricity Producers – 1.0%
59,500	Electric Power Development Co., Ltd. (a)	1,533,669
	Internet Software & Services – 1.1%
47,900	Mixi, Inc. (a)	1,792,163
	IT Services – 0.4%
13,800	Otsuka Corp. (a)	703,563
	Machinery – 9.9%
73,600	Hitachi Construction Machinery Co., Ltd. (a)	2,856,924
155,800	JTEKT Corp. (a)	2,295,678
74,400	Komatsu Ltd. (a)	2,492,323
128,100	Minebea Mitsumi Inc. (a)	2,754,370
43,000	Mitsubishi Heavy Industries Ltd. (a)	1,658,037
59,500	Miura Co., Ltd. (a)	1,928,536
1,200	SMC Corp.	485,729
28,000	THK Co., Ltd. (a)	1,164,797
		15,636,394
	Marine – 0.5%
43,600	Nippon Yusen KK (a)	856,040
	Media – 2.1%
54,500	CyberAgent, Inc. (a)	2,831,739
21,500	Tokyo Broadcasting System Holdings, Inc. (a)	457,311
		3,289,050
	Metals & Mining – 5.4%
111,900	JFE Holdings, Inc. (a)	2,257,175
45,500	Mitsui Mining & Smelting Co., Ltd. (a)	2,017,477
82,500	Nippon Steel & Sumitomo Metal Corp. (a)	1,811,281
58,500	Sumitomo Metal Mining Co., Ltd. (a)	2,419,655
		8,505,588
Shares	Description	Value

	Multiline Retail – 1.5%
41,000	Don Quijote Holdings Co., Ltd (a)	$2,349,721
	Oil, Gas & Consumable Fuels – 1.9%
53,500	Idemitsu Kosan Co., Ltd. (a)	2,046,950
166,200	JXTG Holdings, Inc. (a)	1,013,252
		3,060,202
	Paper & Forest Products – 1.3%
322,000	Oji Holdings Corp. (a)	2,075,375
	Personal Products – 1.4%
10,300	Kose Corp. (a)	2,165,296
	Pharmaceuticals – 0.8%
71,300	Sumitomo Dainippon Pharma Co., Ltd. (a)	1,191,101
	Professional Services – 1.8%
42,800	Persol Holdings Co., Ltd. (a)	1,243,627
64,600	Recruit Holdings Co., Ltd.	1,605,514
		2,849,141
	Real Estate Management & Development – 2.4%
78,600	Relo Group, Inc. (a)	2,196,162
221,500	Tokyu Fudosan Holdings Corp. (a)	1,593,692
		3,789,854
	Road & Rail – 1.1%
9,100	Central Japan Railway Co.	1,721,564
	Semiconductors & Semiconductor Equipment – 3.9%
19,400	Rohm Co., Ltd. (a)	1,841,464
6,200	SCREEN Holdings Co., Ltd. (a)	560,040
83,200	SUMCO Corp. (a)	2,172,982
9,000	Tokyo Electron Ltd. (a)	1,664,920
		6,239,406
	Software – 2.0%
35,200	Nexon Co., Ltd. (a) (b)	596,770
55,400	Square Enix Holdings Co., Ltd. (a)	2,502,056
		3,098,826
	Technology Hardware, Storage & Peripherals – 1.0%
26,400	FUJIFILM Holdings Corp. (a)	1,054,249
55,000	Konica Minolta, Inc. (a)	467,553
		1,521,802

See Notes to Portfolio of Investments

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors – 6.4%
57,900	ITOCHU Corp.	$1,124,480
146,900	Marubeni Corp. (a)	1,072,742
76,700	Mitsubishi Corp. (a)	2,064,692
130,800	Mitsui & Co., Ltd. (a)	2,250,789
349,600	Sojitz Corp. (a)	1,115,103
125,200	Sumitomo Corp. (a)	2,097,417
13,100	Toyota Tsusho Corp. (a)	442,708
		10,167,931
	Wireless Telecommunication Services – 1.0%
64,500	KDDI Corp. (a)	1,661,161
	Total Investments – 99.1%	157,033,332
	(Cost $162,304,909) (c)
	Net Other Assets and Liabilities – 0.9%	1,379,395
	Net Assets – 100.0%	$158,412,727

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $147,809,177 or 93.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,909,431 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,181,008. The net unrealized depreciation was $5,271,577.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Auto Components	$ 10,816,209	$ 946,253	$ 9,869,956	$ —
Electronic Equipment, Instruments & Components	5,174,825	2,199,262	2,975,563	—
Household Durables	5,821,242	1,141,353	4,679,889	—
Machinery	15,636,394	485,729	15,150,665	—
Professional Services	2,849,141	1,605,514	1,243,627	—
Road & Rail	1,721,564	1,721,564	—	—
Trading Companies & Distributors	10,167,931	1,124,480	9,043,451	—
Other industry categories*	104,846,026	—	104,846,026	—
Total Investments	$ 157,033,332	$ 9,224,155	$ 147,809,177	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred common stocks valued at $45,236,625 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.
Country Allocation†	% of Net Assets
Japan	99.1%
Total Investments	99.1
Net Other Assets and Liabilities	0.9
Total	100.0%

† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Portfolio of Investments

First Trust South Korea AlphaDEX® Fund (FKO)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.6%
	Auto Components – 4.3%
1,142	Hankook Tire Co., Ltd. (a)	$56,523
3,003	Hanon Systems (a)	32,723
158	Hyundai Mobis Co., Ltd. (a)	37,742
		126,988
	Automobiles – 4.9%
533	Hyundai Motor Co. (a)	71,958
2,482	Kia Motors Corp.	72,185
		144,143
	Banks – 6.8%
419	Hana Financial Group, Inc. (a)	18,058
3,790	Industrial Bank of Korea	54,580
1,639	KB Financial Group, Inc.	93,336
423	Shinhan Financial Group Co., Ltd.	18,136
1,325	Woori Bank	18,211
		202,321
	Biotechnology – 4.7%
470	Celltrion, Inc. (a) (b)	140,599
	Capital Markets – 2.4%
904	Korea Investment Holdings Co., Ltd. (a)	70,961
	Chemicals – 10.0%
2,631	Hanwha Chemical Corp. (a)	73,621
299	Hyosung Corp. (a)	33,794
205	LG Chem Ltd. (a)	74,831
282	Lotte Chemical Corp. (a)	115,531
		297,777
	Commercial Services & Supplies – 1.2%
388	S-1 Corp. (a)	35,044
	Construction & Engineering – 2.3%
1,718	Hyundai Engineering & Construction Co., Ltd. (a)	69,293
	Consumer Finance – 1.2%
1,054	Samsung Card Co., Ltd. (a)	35,557
	Diversified Financial Services – 0.0%
43	Neoplux Co., Ltd. (a) (c)	0
	Diversified Telecommunication Services – 1.8%
4,453	LG Uplus Corp. (a)	51,720
	Electric Utilities – 2.8%
2,724	Korea Electric Power Corp.	83,951
Shares	Description	Value

	Electronic Equipment, Instruments & Components – 4.1%
3,475	LG Display Co., Ltd. (a)	$84,636
203	Samsung SDI Co., Ltd.	36,662
		121,298
	Food & Staples Retailing – 3.3%
383	E-MART, Inc. (a)	97,796
	Food Products – 0.6%
57	CJ CheilJedang Corp.	17,192
	Household Durables – 3.4%
980	LG Electronics, Inc. (a)	101,113
	Industrial Conglomerates – 5.0%
115	CJ Corp. (a)	17,099
1,002	Hanwha Corp. (a)	37,255
914	LG Corp.	73,830
73	SK Holdings Co., Ltd.	20,272
		148,456
	Insurance – 2.8%
1,769	Hyundai Marine & Fire Insurance Co., Ltd. (a)	65,613
168	Samsung Life Insurance Co., Ltd.	18,283
		83,896
	Internet Software & Services – 1.9%
455	Kakao Corp. (a)	56,020
	IT Services – 2.5%
312	Samsung SDS Co., Ltd. (a)	74,820
	Life Sciences Tools & Services – 4.4%
280	Samsung Biologics Co., Ltd. (a) (c) (d)	128,864
	Machinery – 0.9%
208	Hyundai Heavy Industries Co., Ltd. (a) (c)	27,173
	Media – 2.5%
851	CJ E&M Corp. (a)	73,910
	Metals & Mining – 6.2%
1,773	Hyundai Steel Co. (a)	86,130
42	Korea Zinc Co., Ltd.	18,874
250	POSCO (a)	79,800
		184,804
	Oil, Gas & Consumable Fuels – 8.0%
1,671	GS Holdings Corp.	97,353

See Notes to Portfolio of Investments

First Trust South Korea AlphaDEX® Fund (FKO)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
407	SK Innovation Co., Ltd.	$80,568
533	S-Oil Corp.	60,006
		237,927
	Personal Products – 1.3%
35	LG Household & Health Care, Ltd. (a)	39,245
	Pharmaceuticals – 1.7%
71	Hanmi Pharm Co., Ltd. (a)	34,768
188	Hanmi Science Co., Ltd. (a)	16,805
		51,573
	Semiconductors & Semiconductor Equipment – 2.8%
1,087	SK Hynix, Inc. (a)	83,277
	Software – 1.2%
93	NCSoft Corp. (a)	35,989
	Technology Hardware, Storage & Peripherals – 1.9%
24	Samsung Electronics Co., Ltd.	55,412
	Wireless Telecommunication Services – 1.7%
234	SK Telecom Co., Ltd.	51,261
	Total Investments – 98.6%	2,928,380
	(Cost $2,353,834) (e)
	Net Other Assets and Liabilities – 1.4%	41,845
	Net Assets – 100.0%	$2,970,225

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $2,058,268 or 69.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2018 to March 31, 2018).
(c)	Non-income producing security.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $630,602 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $56,056. The net unrealized appreciation was $574,546.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Automobiles	$ 144,143	$ 72,185	$ 71,958	$ —
Banks	202,321	184,263	18,058	—
Electric Utilities	83,951	83,951	—	—
Electronic Equipment, Instruments & Components	121,298	36,662	84,636	—
Food Products	17,192	17,192	—	—
Industrial Conglomerates	148,456	94,102	54,354	—
Insurance	83,896	18,283	65,613	—
Metals & Mining	184,804	18,874	165,930	—
Oil, Gas & Consumable Fuels	237,927	237,927	—	—
Technology Hardware, Storage & Peripherals	55,412	55,412	—	—
Wireless Telecommunication Services	51,261	51,261	—	—
Other industry categories*	1,597,719	—	1,597,719	—
Total Investments	$ 2,928,380	$ 870,112	$ 2,058,268	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred common stocks valued at $1,275,388 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor

See Notes to Portfolio of Investments

First Trust South Korea AlphaDEX® Fund (FKO)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.
Country Allocation†	% of Net Assets
South Korea	98.6%
Total Investments	98.6
Net Other Assets and Liabilities	1.4
Total	100.0%

† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Sector Allocation	% of Total Long-Term Investments
Materials	16.5%
Consumer Discretionary	15.2
Information Technology	14.6
Financials	13.4
Health Care	11.0
Industrials	9.5
Energy	8.1
Consumer Staples	5.3
Telecommunication Services	3.5
Utilities	2.9
Total	100.0%

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 92.9%
	Australia – 3.4%
567,228	BlueScope Steel Ltd. (b)	$6,673,539
140,744	CIMIC Group Ltd. (b)	4,844,066
687,727	Crown Resorts Ltd. (b)	6,754,210
1,513,274	Fortescue Metals Group Ltd. (b)	5,097,729
1,202,810	Harvey Norman Holdings Ltd. (b) (c)	3,439,004
800,498	Qantas Airways Ltd. (b)	3,611,488
1,932,630	South32 Ltd. (b)	4,857,040
452,166	Telstra Corp., Ltd. (b)	1,094,548
958,303	TPG Telecom Ltd. (b) (c)	4,071,605
		40,443,229
	Austria – 0.7%
83,788	OMV AG (b)	4,887,106
269,063	Telekom Austria AG (b)	2,566,788
23,924	voestalpine AG (b)	1,254,986
		8,708,880
	Belgium – 1.2%
103,625	KBC Ancora (b)	6,406,685
147,518	Umicore S.A. (b)	7,814,795
		14,221,480
	Bermuda – 3.1%
1,222,382	China Gas Holdings Ltd. (b)	4,481,464
3,531,105	Chinese Estates Holdings Ltd. (b)	5,316,282
846,900	Hongkong Land Holdings Ltd. (b)	5,851,244
1,596,879	Johnson Electric Holdings Ltd. (b)	6,009,101
1,178,899	Kerry Properties Ltd. (b)	5,330,966
3,103,249	Nine Dragons Paper Holdings Ltd. (b)	4,703,292
1,311,968	NWS Holdings Ltd. (b)	2,389,690
641,858	Yue Yuen Industrial Holdings Ltd. (b)	2,571,583
		36,653,622
	Canada – 5.5%
290,896	Air Canada (d)	6,044,387
177,612	ARC Resources Ltd. (c)	1,935,555
304,107	Barrick Gold Corp.	3,788,503
218,858	Blackberry Ltd. (d)	2,515,844
610,143	Cenovus Energy, Inc.	5,195,225
232,709	First Capital Realty, Inc.	3,675,731
390,933	Husky Energy, Inc. (c)	5,595,377
38,303	Imperial Oil Ltd.	1,014,397
80,202	Linamar Corp.	4,381,276
356,678	Lundin Mining Corp.	2,339,371
68,769	Magna International, Inc.	3,873,611
128,528	Norbord, Inc.	4,659,869
42,082	Shopify, Inc., Class A (d)	5,236,610
294,398	Teck Resources Ltd., Class B	7,581,888
Shares	Description	Value

	Canada (Continued)
106,012	West Fraser Timber Co., Ltd.	$7,044,427
		64,882,071
	Cayman Islands – 3.7%
442,429	CK Asset Holdings Ltd. (b)	3,733,690
1,153,166	Kingboard Chemical Holdings Ltd. (b)	5,331,309
3,021,983	Kingboard Laminates Holdings Ltd. (b)	4,433,807
4,767,350	Lee & Man Paper Manufacturing Ltd. (b)	5,090,478
2,813,794	Shimao Property Holdings Ltd. (b)	8,070,215
2,308,491	Sino Biopharmaceutical Ltd. (b)	4,587,877
1,811,737	Wynn Macau Ltd. (b)	6,640,437
3,705,873	Xinyi Glass Holdings Ltd. (b)	5,640,919
		43,528,732
	Denmark – 1.3%
80,659	DSV A.S. (b)	6,367,894
35,599	GN Store Nord A.S. (b)	1,262,620
208,279	TDC A.S. (b) (d)	1,725,921
124,078	Topdanmark A.S. (b) (d)	5,858,685
		15,215,120
	Finland – 0.4%
27,942	Neste OYJ (b)	1,944,904
469,852	Outokumpu OYJ (b) (c)	3,204,269
		5,149,173
	France – 3.3%
309,595	Air France-KLM (b) (d)	3,454,720
114,933	Alstom S.A. (b)	5,183,760
28,529	Cie Plastic Omnium S.A. (b)	1,367,463
68,261	Eurazeo S.A. (b)	6,285,252
87,902	Faurecia S.A. (b)	7,112,688
9,185	Kering S.A. (b)	4,405,284
152,520	Natixis S.A. (b)	1,251,473
51,244	Peugeot S.A. (b)	1,233,924
49,698	Renault S.A. (b)	6,030,744
16,344	Teleperformance (b)	2,534,574
		38,859,882
	Germany – 7.2%
60,259	Aurubis AG (b)	5,064,361
24,063	Bayerische Motoren Werke AG (b)	2,617,327
89,706	Commerzbank AG (b) (d)	1,164,592
30,604	Daimler AG (b)	2,607,462
219,584	Deutsche Lufthansa AG (b)	7,019,558
86,237	Deutsche Wohnen SE (b)	4,023,815
154,184	Evotec AG (b) (d)	3,032,788
41,408	Hella GmbH & Co., KGaA (b)	2,725,943
79,577	Jungheinrich AG (Preference Shares) (b)	3,526,916
51,003	KION Group AG (b)	4,761,675

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
17,571	Krones AG (b)	$2,367,188
60,318	LEG Immobilien AG (b)	6,782,507
95,426	Porsche Automobil Holding SE (Preference Shares) (b)	7,954,557
43,313	Rheinmetall AG (b)	6,148,046
61,308	Sixt SE (b)	6,662,217
14,969	Volkswagen AG (Preference Shares) (b)	2,983,530
143,401	Vonovia SE (b)	7,111,229
8,519	Wacker Chemie AG (b)	1,399,953
53,359	Wirecard AG (b)	6,325,267
		84,278,931
	Hong Kong – 2.8%
173,508	Galaxy Entertainment Group Ltd. (b)	1,592,576
737,427	Henderson Land Development Co., Ltd. (b)	4,835,365
2,118,671	Melco International Development Ltd. (b)	6,217,874
300,782	Sun Hung Kai Properties Ltd. (b)	4,774,304
503,289	Swire Pacific Ltd., Class A (b)	5,096,603
457,116	Techtronic Industries Co., Ltd. (b)	2,682,855
1,210,023	Wharf Holdings (The) Ltd. (b)	4,189,451
520,046	Wheelock & Co., Ltd. (b)	3,814,562
		33,203,590
	Ireland – 0.3%
86,087	Kingspan Group PLC (b)	3,645,518
	Israel – 0.3%
231,810	Bank Leumi Le-Israel BM (b)	1,400,236
8,303	Elbit Systems Ltd. (b)	999,763
15,858	Frutarom Industries Ltd. (b)	1,458,104
		3,858,103
	Italy – 2.1%
35,175	Banca Generali S.p.A. (b)	1,134,874
588,656	Banco BPM S.p.A. (b) (d)	2,042,848
607,949	Enel S.p.A. (b)	3,720,170
1,819,393	Iren S.p.A (b)	5,712,373
42,280	Moncler S.p.A. (b)	1,609,102
76,428	Societa Iniziative Autostradali e Servizi S.p.A. (b)	1,424,360
2,605,702	Telecom Italia S.p.A. (b) (d)	2,474,098
470,824	Unione di Banche Italiane S.p.A. (b)	2,151,325
93,388	Yoox Net-A-Porter Group S.p.A. (b) (d)	4,342,602
		24,611,752
	Japan – 24.3%
97,100	ANA Holdings, Inc. (b)	3,762,640
33,130	Asahi Glass Co., Ltd. (b)	1,388,387
197,950	Asahi Kasei Corp. (b)	2,645,768
Shares	Description	Value

	Japan (Continued)
13,300	Central Japan Railway Co.	$2,516,132
98,976	Chubu Electric Power Co., Inc. (b)	1,420,477
255,800	COMSYS Holdings Corp. (b)	6,800,722
405,700	Daicel Corp. (b)	4,454,977
25,100	Daifuku Co., Ltd.	1,502,627
20,500	Daito Trust Construction Co., Ltd. (b)	3,490,472
109,100	DeNA Co., Ltd. (b) (c)	1,987,017
47,800	Denso Corp.	2,614,501
33,900	DIC Corp. (b)	1,137,282
17,200	Disco Corp. (b)	3,676,386
31,700	FUJIFILM Holdings Corp. (b)	1,265,898
111,200	Furukawa Electric Co., Ltd. (b)	5,981,517
274,300	Haseko Corp. (b)	4,221,816
164,200	Hitachi Construction Machinery Co., Ltd. (b)	6,373,735
348,000	Hitachi Ltd. (b)	2,534,695
176,062	Hitachi Metals Ltd. (b)	2,069,222
123,260	Honda Motor Co., Ltd. (b)	4,266,841
86,100	Idemitsu Kosan Co., Ltd. (b)	3,294,251
273,586	Iida Group Holdings Co., Ltd. (b)	5,114,050
74,600	ITOCHU Corp.	1,448,813
65,800	Itochu Techno-Solutions Corp. (b)	1,359,316
180,516	Japan Airlines Co., Ltd. (b)	7,349,918
187,600	JFE Holdings, Inc. (b)	3,784,147
264,500	JTEKT Corp. (b)	3,897,347
618,000	Kajima Corp. (b)	5,810,045
105,800	Kamigumi Co., Ltd. (b)	2,371,703
45,900	KDDI Corp. (b)	1,182,128
214,200	Kobe Steel Ltd. (b)	2,124,721
58,800	Koito Manufacturing Co., Ltd. (b)	4,106,253
297,600	Konica Minolta, Inc. (b)	2,529,886
179,200	Marubeni Corp. (b)	1,308,614
109,600	Matsumotokiyoshi Holdings Co., Ltd. (b)	4,643,695
238,440	Mazda Motor Corp. (b)	3,188,854
315,300	Mebuki Financial Group, Inc. (b)	1,224,748
92,000	MISUMI Group, Inc. (b)	2,548,000
256,700	Mitsubishi Chemical Holdings Corp. (b)	2,499,352
51,900	Mitsubishi Corp. (b)	1,397,099
104,600	Mitsubishi Gas Chemical Co., Inc. (b)	2,524,286
35,436	Mitsubishi Materials Corp. (b)	1,050,408
154,200	Mitsubishi Motors Corp. (b)	1,102,762
164,600	Mitsui & Co., Ltd. (b)	2,832,415
40,100	Mitsui Chemicals, Inc. (b)	1,273,144
50,100	Mixi, Inc. (b)	1,874,475
130,700	Nabtesco Corp. (b)	5,090,550
186,000	Nexon Co., Ltd. (b) (d)	3,153,386
9,500	Nidec Corp. (b)	1,462,133
150,000	Nihon M&A Center, Inc. (b)	5,195,004

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
3,200	Nintendo Co., Ltd. (b)	$1,421,675
55,400	Nippon Express Co., Ltd. (b)	3,665,484
159,200	Nippon Steel & Sumitomo Metal Corp. (b)	3,495,224
52,658	Nippon Telegraph & Telephone Corp. (b)	2,456,657
370,200	Nissan Motor Co., Ltd. (b)	3,821,257
163,000	NOK Corp. (b)	3,183,005
229,100	Nomura Real Estate Holdings, Inc. (b)	5,379,560
102,300	Obayashi Corp. (b)	1,126,923
75,700	ORIX Corp. (b)	1,356,617
262,000	Persol Holdings Co., Ltd. (b)	7,612,858
281,100	Recruit Holdings Co., Ltd.	6,986,222
214,100	Relo Group, Inc. (b)	5,982,165
13,600	Rohm Co., Ltd. (b)	1,290,923
11,900	Ryohin Keikaku Co., Ltd. (b)	3,975,681
262,300	Sega Sammy Holdings, Inc. (b)	4,249,872
72,600	Sekisui House Ltd. (b)	1,328,420
195,700	Showa Denko KK (b)	8,200,372
442,300	Sojitz Corp. (b)	1,410,784
32,700	Square Enix Holdings Co., Ltd. (b)	1,476,845
115,500	Start Today Co., Ltd. (b)	3,006,175
33,960	Subaru Corp. (b)	1,124,170
84,500	Sumitomo Corp. (b)	1,415,589
149,600	Sumitomo Electric Industries Ltd. (b)	2,286,413
30,600	Sumitomo Heavy Industries Ltd. (b)	1,169,146
67,050	Sumitomo Rubber Industries Ltd. (b)	1,236,224
69,900	Suzuki Motor Corp. (b)	3,795,105
70,100	Taisei Corp. (b)	3,595,408
89,300	TDK Corp. (b)	7,955,621
248,100	Teijin Ltd. (b)	4,714,500
179,500	THK Co., Ltd. (b)	7,467,183
108,800	Tokyo Century Corp. (b)	6,819,464
907,800	Tokyo Electric Power Co., Holdings, Inc. (b) (d)	3,555,833
31,900	Tokyo Electron Ltd. (b)	5,901,217
162,080	Tosoh Corp. (b)	3,196,299
115,200	Toyota Boshoku Corp. (b)	2,370,890
81,300	Yamaha Motor Co., Ltd. (b)	2,418,836
115,500	Yaskawa Electric Corp.	5,237,418
		286,538,650
	Jersey – 0.6%
1,330,118	Glencore PLC (b)	6,609,663
	Luxembourg – 1.6%
189,236	ArcelorMittal (b) (d)	6,010,568
938,903	B&M European Value Retail S.A. (b)	5,153,909
173,527	Grand City Properties S.A. (b)	4,150,879
Shares	Description	Value

	Luxembourg (Continued)
297,374	Subsea 7 S.A. (b)	$3,827,696
		19,143,052
	Mauritius – 0.3%
13,260,900	Golden Agri-Resources Ltd. (b)	3,555,001
	Netherlands – 1.0%
419,033	Aegon N.V. (b)	2,827,140
19,300	ASM International N.V. (b)	1,411,285
116,632	NN Group N.V. (b)	5,181,957
126,300	STMicroelectronics N.V. (b)	2,808,015
		12,228,397
	New Zealand – 0.8%
1,050,403	a2 Milk Co., Ltd. (b) (d)	9,498,456
	Norway – 1.1%
572,120	Leroy Seafood Group ASA (b)	3,552,478
503,446	Norsk Hydro ASA (b)	2,986,285
718,682	Storebrand ASA (b)	5,910,115
		12,448,878
	Portugal – 0.0%
81,454	Banco Espirito Santo S.A. (b) (d) (e) (f)	0
	Singapore – 1.5%
796,700	ComfortDelGro Corp., Ltd. (b)	1,250,664
469,100	Venture Corp Ltd. (b)	10,145,164
521,500	Wilmar International Ltd. (b)	1,271,441
5,795,900	Yangzijiang Shipbuilding Holdings Ltd. (b)	5,398,203
		18,065,472
	South Korea – 10.6%
20,080	Celltrion, Inc. (b) (g)	6,006,862
85,247	GS Holdings Corp.	4,966,543
29,522	Hana Financial Group, Inc. (b)	1,272,314
92,888	Hankook Tire Co., Ltd. (b)	4,597,478
215,410	Hanwha Chemical Corp. (b)	6,027,651
36,458	Hyundai Engineering & Construction Co., Ltd. (b)	1,470,473
18,891	Hyundai Glovis Co., Ltd. (b)	3,237,542
92,591	Hyundai Marine & Fire Insurance Co., Ltd. (b)	3,434,237
23,304	Hyundai Mobis Co., Ltd. (b)	5,566,629
18,575	Hyundai Motor Co. (b)	2,507,745
105,912	Hyundai Steel Co. (b)	5,145,059
38,835	Kakao Corp. (b)	4,781,369
176,694	Kia Motors Corp.	5,138,863
107,540	Korea Electric Power Corp.	3,314,278
275,256	KT Corp., ADR	3,771,007
17,828	LG Chem Ltd. (b)	6,507,742
86,729	LG Corp.	7,005,692
228,815	LG Display Co., Ltd. (b)	5,572,967
33,933	LG Electronics, Inc. (b)	3,501,090
314,163	LG Uplus Corp. (b)	3,648,924

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
18,492	Lotte Chemical Corp. (b)	$7,575,899
3,010	NCSoft Corp. (b)	1,164,808
8,814	POSCO (b)	2,813,436
1,093	Samsung Electronics Co., Ltd.	2,523,570
9,713	SK Holdings Co., Ltd.	2,697,296
84,325	SK Hynix, Inc. (b)	6,460,304
14,047	SK Innovation Co., Ltd.	2,780,671
21,927	SK Telecom Co., Ltd.	4,803,410
54,820	S-Oil Corp.	6,171,686
		124,465,545
	Spain – 0.9%
182,828	CIE Automotive S.A. (b)	6,532,361
198,688	Repsol S.A. (b)	3,531,807
		10,064,168
	Sweden – 4.6%
36,141	Boliden AB (b)	1,271,745
389,800	Castellum AB (b) (c)	6,384,239
298,295	Fabege AB (b)	6,475,992
188,161	Fastighets AB Balder, Class B (b) (d)	4,735,364
286,706	Hufvudstaden AB, Class A (b)	4,266,377
229,146	Industrivarden AB, Class A (b)	5,585,839
123,823	Investor AB, Class B (b)	5,500,658
187,553	Kinnevik AB, Class B (b)	6,775,958
45,918	L E Lundbergforetagen AB, Class B (b)	3,300,961
253,899	SSAB AB, Class A (b) (d)	1,437,210
288,788	Svenska Cellulosa AB SCA, Class B (b)	3,086,159
126,925	Volvo AB, Class B (b)	2,323,283
368,545	Wallenstam AB, Class B (b)	3,355,058
		54,498,843
	Switzerland – 1.8%
20,314	BKW AG (b)	1,351,297
4,789	dormakaba Holding AG (b)	3,750,257
2,969	Georg Fischer AG (b)	3,975,111
237,804	OC Oerlikon Corp. AG (b)	4,203,304
1,898	Straumann Holding AG (b)	1,197,530
41,443	Vifor Pharma AG (b)	6,390,607
		20,868,106
	United Kingdom – 8.5%
498,242	3i Group PLC (b)	6,013,709
339,608	Anglo American PLC (b)	7,911,055
287,610	Antofagasta PLC (b)	3,718,469
151,821	Barratt Developments PLC (b)	1,129,748
55,185	Bellway PLC (b)	2,361,644
73,433	Berkeley Group Holdings PLC (b)	3,903,664
439,520	Electrocomponents PLC (b)	3,702,057
1,453,356	Evraz PLC (b)	8,862,537
2,401,791	Hays PLC (b)	6,353,758
328,051	HomeServe PLC (b)	3,402,791
Shares	Description	Value

	United Kingdom (Continued)
210,843	Inchcape PLC (b)	$2,044,198
194,405	Intermediate Capital Group PLC (b)	2,685,148
36,526	Intertek Group PLC (b)	2,390,925
588,107	KAZ Minerals PLC (b) (d)	7,094,372
914,369	Kingfisher PLC (b)	3,751,016
132,288	NMC Health PLC (b)	6,308,129
35,230	Persimmon PLC (b)	1,250,392
76,409	Renishaw PLC (b)	4,832,104
605,316	Rentokil Initial PLC (b)	2,306,863
473,605	Royal Mail PLC (b)	3,594,558
183,701	RPC Group PLC (b)	1,997,179
331,133	Sophos Group PLC (b) (h)	2,017,069
846,330	SSP Group PLC (b)	7,270,032
839,499	Standard Life Aberdeen PLC (b)	4,237,523
140,291	Tate & Lyle PLC (b)	1,071,492
		100,210,432
	Total Common Stocks	1,095,454,746
	(Cost $1,025,139,798)
REAL ESTATE INVESTMENT TRUSTS (a) – 6.6%
	Australia – 2.8%
655,002	Dexus (b)	4,716,500
1,568,181	GPT (The) Group (b)	5,747,404
3,396,597	Mirvac Group (b)	5,644,764
1,979,181	Scentre Group (b)	5,840,367
1,085,335	Stockland (b)	3,367,691
2,924,124	Vicinity Centres (b)	5,435,072
396,852	Westfield Corp. (b)	2,603,007
		33,354,805
	Canada – 0.1%
45,259	Canadian Apartment Properties REIT (c)	1,305,058
	France – 1.3%
11,746	Fonciere Des Regions (b)	1,295,800
37,632	Gecina S.A. (b)	6,530,338
124,363	Klepierre S.A. (b)	5,012,725
10,043	Unibail-Rodamco SE (b) (c)	2,294,058
		15,132,921
	Hong Kong – 1.0%
8,844,281	Champion REIT (b)	6,322,308
602,283	Link REIT (b)	5,162,604
		11,484,912
	Spain – 0.8%
369,022	Inmobiliaria Colonial Socimi S.A. (b)	4,268,691
352,398	Merlin Properties Socimi S.A. (b)	5,398,212
		9,666,903
	United Kingdom – 0.6%
169,417	Hammerson PLC (b)	1,277,107

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	United Kingdom (Continued)
678,959	Segro PLC (b)	$5,730,029
		7,007,136
	Total Real Estate Investment Trusts	77,951,735
	(Cost $76,132,054)
MONEY MARKET FUNDS – 0.5%
5,622,965	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.62% (i) (j)	5,622,965
	(Cost $5,622,965)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.7%
$160,326	BNP Paribas S.A., 1.73% (i), dated 3/29/18, due 4/2/18, with a maturity value of $160,357. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 11/15/20. The value of the collateral including accrued interest is $165,140. (j)	160,326
8,445,984	JPMorgan Chase & Co., 1.72% (i), dated 3/29/18, due 4/2/18, with a maturity value of $8,447,598. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.875%, due 6/30/21 to 3/31/22. The value of the collateral including accrued interest is $8,665,738. (j)	8,445,984
	Total Repurchase Agreements	8,606,310
	(Cost $8,606,310)
	Total Investments – 100.7%	1,187,635,756
	(Cost $1,115,501,127) (k)
	Net Other Assets and Liabilities – (0.7)%	(8,441,275)
	Net Assets – 100.0%	$1,179,194,481

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $1,043,740,623 or 88.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $13,768,967 and the total value of the collateral held by the Fund is $14,229,275.
(d)	Non-income producing security.
(e)	This issuer has filed for protection in federal bankruptcy court.
(f)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Portfolio of Investments).
(g)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2018 through March 31, 2018).
(h)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(i)	Rate shown reflects yield as of March 31, 2018.
(j)	This security serves as collateral for securities on loan.
(k)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $100,424,568 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $28,289,939. The net unrealized appreciation was $72,134,629.

ADR	American Depositary Receipt

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 64,882,071	$ 64,882,071	$ —	$ —
Japan	286,538,650	20,305,713	266,232,937	—
Portugal	—**	—	—	—**
South Korea	124,465,545	43,173,016	81,292,529	—
Other Country Categories*	619,568,480	—	619,568,480	—
Real Estate Investment Trusts:
Canada	1,305,058	1,305,058	—	—
Other Country Categories*	76,646,677	—	76,646,677	—
Money Market Funds	5,622,965	5,622,965	—	—
Repurchase Agreements	8,606,310	—	8,606,310	—
Total Investments	$ 1,187,635,756	$ 135,288,823	$ 1,052,346,933	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred investments valued at $715,132,701 from Level 1 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these investments were valued based on quoted prices.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs. The Trust’s Board of Trustees has adopted valuation procedures that are utilized by the Advisor’s Pricing Committee to oversee the day-to-day valuation of the Fund’s investments. The Advisor’s Pricing Committee, through the Fund’s fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor’s Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund’s investments to prior day third-party pricing service prices. Additionally, the Advisor’s Pricing Committee reviews periodic information from the Fund’s third-party pricing service that compares secondary market trade prices to their daily valuations.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at December 31, 2017
Common Stocks	$—**
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	—
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at March 31, 2018
Common Stocks	—**
Total Level 3 holdings	$—**
** Investment is valued at $0.
Sector Allocation	% of Total Long-Term Investments
Industrials	19.9%
Consumer Discretionary	17.1
Real Estate	16.6
Materials	16.6
Information Technology	9.5
Financials	7.7
Energy	3.8
Health Care	2.4
Telecommunication Services	2.4
Consumer Staples	2.0
Utilities	2.0
Total	100.0%

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Currency Exposure Diversification	% of Total Investments
JPY	24.1%
EUR	19.9
KRW	10.2
HKD	10.0
GBP	10.0
AUD	6.2
CAD	5.6
SEK	4.6
USD	2.0
SGD	1.8
CHF	1.8
NOK	1.4
DKK	1.3
NZD	0.8
ILS	0.3
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
See Notes to Portfolio of Investments

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.4%
	Bermuda – 0.0%
810,377	Hanergy Thin Film Power Group Ltd. (b) (c) (d)	$0
	Brazil – 9.2%
368,756	Banco Bradesco S.A. (Preference Shares)	4,411,959
123,470	Banco do Brasil S.A.	1,534,469
304,579	Braskem S.A., Class A (Preference Shares)	4,428,294
57,441	Cia Brasileira de Distribuicao (Preference Shares)	1,157,885
388,365	Cia de Saneamento Basico do Estado de Sao Paulo	4,117,214
315,206	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	6,349,089
240,778	Embraer S.A.	1,571,663
99,379	Itau Unibanco Holding S.A. (Preference Shares)	1,544,514
1,171,562	Itausa - Investimentos Itau S.A. (Preference Shares)	4,893,559
1,520,320	JBS S.A.	4,305,681
671,751	Localiza Rent a Car S.A.	5,843,702
119,461	Lojas Renner S.A.	1,242,934
290,167	Magazine Luiza S.A.	8,605,386
228,763	Porto Seguro S.A.	3,364,804
113,624	Qualicorp S.A.	766,797
85,327	Telefonica Brasil S.A. (Preference Shares)	1,302,604
1,107,297	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares) (d)	3,662,537
135,107	Vale S.A.	1,727,382
		60,830,473
	Cayman Islands – 13.9%
2,798,970	Agile Group Holdings Ltd. (b)	5,837,032
2,798,823	China Conch Venture Holdings Ltd. (b)	8,588,625
1,460,920	China Mengniu Dairy Co., Ltd. (b)	5,041,748
9,780,800	CIFI Holdings Group Co., Ltd. (b)	8,640,763
4,282,734	Country Garden Holdings Co., Ltd. (b)	8,941,533
752,352	ENN Energy Holdings Ltd. (b)	6,762,822
1,934,459	Geely Automobile Holdings Ltd. (b)	5,668,427
273,717	General Interface Solution Holding Ltd. (b)	1,691,517
2,547,976	KWG Property Holding Ltd. (b)	3,541,672
6,624,460	Logan Property Holdings Co., Ltd. (b)	10,197,027
13,687,706	SOHO China Ltd. (b)	7,209,647
1,189,668	Sunac China Holdings Ltd. (b)	4,675,035
Shares	Description	Value

	Cayman Islands (Continued)
341,921	Sunny Optical Technology Group Co., Ltd. (b)	$6,415,910
3,143,311	Zhongsheng Group Holdings Ltd. (b)	8,635,493
		91,847,251
	Chile – 1.0%
208,688	Empresas COPEC S.A. (b)	3,251,452
73,743	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (b)	3,573,818
		6,825,270
	China – 17.3%
7,587,512	Aluminum Corp. of China, Ltd., Class H (b) (d)	4,285,346
7,718,643	Angang Steel Co., Ltd., Class H (b)	7,488,890
7,937,681	China Communications Services Corp., Ltd., Class H (b)	4,776,177
6,803,067	China Molybdenum Co., Ltd., Class H (b)	5,213,642
5,897,354	China National Building Material Co., Ltd., Class H (b) (e)	6,488,719
10,635,330	China Telecom Corp., Ltd., Class H (b)	4,717,110
4,114,346	Chongqing Changan Automobile Co., Ltd., Class B (b)	4,129,353
10,154,543	COSCO SHIPPING Holdings Co., Ltd., Class H (b) (d) (e)	5,082,430
5,153,099	Dongfeng Motor Group Co., Ltd., Class H (b)	6,015,937
2,353,757	Guangzhou Automobile Group Co., Ltd., Class H (b)	4,371,744
16,489,911	Huaneng Renewables Corp., Ltd., Class H (b)	6,208,993
4,529,895	Inner Mongolia Yitai Coal Co., Ltd., Class B (b)	6,077,778
1,639,793	Legend Holdings Corp., Class H (b) (f)	5,445,695
13,923,179	Maanshan Iron & Steel Co., Ltd., Class H (b) (d)	6,043,676
709,418	Ping An Insurance Group Co. of China Ltd., Class H (b)	7,314,580
4,386,185	Red Star Macalline Group Corp., Ltd., Class H (b) (f)	5,171,164
3,723,097	Shandong Chenming Paper Holdings Ltd., Class B (b)	6,200,797
6,213,143	Weichai Power Co., Ltd., Class H (b)	7,026,739
5,531,316	Yanzhou Coal Mining Co., Ltd., Class H (b)	7,148,619
1,665,217	ZTE Corp., Class H (b) (d)	5,483,604
		114,690,993

See Notes to Portfolio of Investments

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Colombia – 0.8%
122,170	Bancolombia S.A.	$1,321,367
881,547	Interconexion Electrica S.A. ESP	4,202,560
		5,523,927
	Czech Republic – 0.8%
203,490	CEZ A.S.	5,066,525
	Hong Kong – 9.7%
1,266,193	Beijing Enterprises Holdings Ltd. (b)	6,667,884
1,841,720	BYD Electronic International Co., Ltd. (b)	3,493,340
2,960,695	China Everbright Ltd. (b)	6,254,037
13,869,574	China Jinmao Holdings Group Ltd. (b)	8,004,505
1,674,334	China Overseas Land & Investment Ltd. (b)	5,871,537
4,221,132	CNOOC Ltd. (b)	6,250,184
12,225,423	MMG Ltd. (b) (d)	7,582,080
15,022,116	Shenzhen Investment Ltd. (b)	6,415,383
10,207,893	Sino-Ocean Group Holding Ltd. (b)	7,474,703
4,915,335	Sinotruk Hong Kong Ltd. (b)	5,869,782
		63,883,435
	Hungary – 0.6%
357,887	MOL Hungarian Oil & Gas PLC (b)	3,904,798
	India – 6.3%
2,167,824	Ashok Leyland Ltd. (b)	4,868,472
96,756	Bajaj Finance Ltd. (b)	2,652,956
34,556	Bajaj Finserv Ltd. (b)	2,709,548
739,487	Hindalco Industries Ltd. (b)	2,472,969
625,233	Hindustan Petroleum Corp., Ltd. (b)	3,314,601
73,759	Indiabulls Housing Finance Ltd. (b)	1,413,346
444,190	Indian Oil Corp., Ltd. (b)	1,213,633
1,432,177	JSW Steel Ltd (b)	6,369,056
911,909	L&T Finance Holdings Ltd. (b)	2,222,561
11,090	Maruti Suzuki India Ltd. (b)	1,513,902
227,874	Reliance Industries Ltd. (b)	3,106,463
2,327,055	Rural Electrification Corp., Ltd. (b)	4,467,123
616,343	Tata Steel Ltd. (b)	5,449,852
		41,774,482
	Indonesia – 1.4%
40,204,485	Adaro Energy Tbk PT (b)	6,264,252
2,478,819	Bank Negara Indonesia Persero Tbk PT (b)	1,569,818
573,217	United Tractors Tbk PT (b)	1,337,306
		9,171,376
Shares	Description	Value

	Malaysia – 1.6%
599,400	Genting Bhd	$1,352,834
2,139,300	Genting Malaysia Bhd	2,710,075
1,581,400	MISC Bhd (b)	2,892,325
808,300	Tenaga Nasional Bhd	3,393,690
		10,348,924
	Mexico – 1.7%
3,060,595	America Movil S.A.B. de C.V., Series L	2,904,030
1,494,247	Cemex S.A.B. de C.V. (g)	987,124
90,146	Grupo Elektra S.A.B. de C.V.	2,528,848
487,097	Industrias Bachoco S.A.B. de C.V., Series B	2,541,853
485,110	Infraestructura Energetica Nova S.A.B. de C.V.	2,367,113
		11,328,968
	Netherlands – 0.8%
151,731	X5 Retail Group N.V., GDR (b) (d)	5,088,507
	Philippines – 0.5%
4,431,200	DMCI Holdings, Inc. (b)	1,037,270
1,474,900	Semirara Mining & Power Corp. (b)	856,820
78,100	SM Investments Corp. (b)	1,382,139
		3,276,229
	Poland – 3.3%
382,492	Cyfrowy Polsat S.A. (b)	2,790,847
1,259	LPP S.A. (b)	3,200,446
1,865,530	PGE Polska Grupa Energetyczna S.A. (b) (d)	5,407,022
163,144	Polski Koncern Naftowy ORLEN S.A. (b)	4,015,511
2,192,481	Polskie Gornictwo Naftowe i Gazownictwo S.A. (b)	3,623,989
215,735	Powszechny Zaklad Ubezpieczen S.A. (b)	2,638,177
		21,675,992
	Russia – 8.9%
3,809,533	Alrosa PJSC	6,117,862
2,290,533,847	Federal Grid Co. Unified Energy System PJSC	7,244,944
3,207,101	Gazprom PJSC	7,967,998
105,579,359	Inter RAO UES PJSC (b)	7,064,338
127,841	LUKOIL PJSC	8,839,244
95,622	PhosAgro PJSC, GDR (b)	1,397,213
4,520,311	Rostelecom PJSC	5,345,862
368,250,225	RusHydro PJSC	4,949,000
952,993	Tatneft PJSC	10,174,131
		59,100,592
	South Africa – 0.9%
311,804	Gold Fields Ltd. (b)	1,258,376
199,734	Sappi Ltd. (b)	1,290,494

See Notes to Portfolio of Investments

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Africa (Continued)
99,075	Sasol Ltd. (b)	$3,380,059
		5,928,929
	Taiwan – 7.0%
2,226,173	Advanced Semiconductor Engineering, Inc. (b)	3,247,899
165,517	Asustek Computer, Inc.	1,558,268
16,993,911	AU Optronics Corp. (b)	7,879,093
292,339	Catcher Technology Co., Ltd. (b)	3,674,673
3,441,325	Far Eastern New Century Corp. (b)	3,121,861
447,861	Formosa Chemicals & Fibre Corp.	1,666,595
471,951	Foxconn Technology Co., Ltd.	1,294,924
14,592,001	Innolux Corp. (b)	6,449,464
953,643	Lite-On Technology Corp. (b)	1,341,425
1,105,681	Nan Ya Plastics Corp.	3,113,366
1,443,836	Nanya Technology Corp. (b)	4,626,185
524,759	Pegatron Corp.	1,317,432
2,170,577	Pou Chen Corp. (b)	2,898,473
8,177,343	United Microelectronics Corp. (b)	4,309,485
		46,499,143
	Thailand – 5.1%
3,228,500	Indorama Ventures PCL	5,859,206
7,207,700	IRPC PCL	1,705,692
2,036,300	PTT Exploration & Production PCL	7,456,231
2,362,800	PTT Global Chemical PCL	7,140,537
329,600	PTT PCL	5,818,331
90,900	Siam Cement (The) PCL	1,453,470
1,468,900	Thai Oil PCL	4,309,932
		33,743,399
	Turkey – 6.6%
195,653	BIM Birlesik Magazalar A.S.	3,565,623
1,869,723	Enka Insaat ve Sanayi A.S. (b)	2,569,386
1,879,502	Eregli Demir ve Celik Fabrikalari TAS	4,992,569
318,642	Ford Otomotiv Sanayi A.S. (b)	4,964,038
313,671	Tofas Turk Otomobil Fabrikasi A.S. (b)	2,114,107
199,168	Tupras Turkiye Petrol Rafinerileri A.S.	5,472,286
2,213,832	Turk Hava Yollari AO (d)	10,723,222
1,198,730	Turkiye Halk Bankasi A.S.	2,719,345
1,428,564	Turkiye Is Bankasi, Class C	2,585,341
772,392	Turkiye Vakiflar Bankasi TAO, Class D	1,274,497
2,242,042	Yapi ve Kredi Bankasi A.S. (d)	2,523,171
		43,503,585
	Total Common Stocks	644,012,798
	(Cost $585,423,446)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 2.2%
	Mexico – 0.9%
4,025,004	Fibra Uno Administracion S.A. de C.V.	$6,066,288
	South Africa – 1.3%
1,513,416	Growthpoint Properties Ltd.	3,631,815
5,160,220	Redefine Properties Ltd. (b)	5,052,674
		8,684,489
	Total Real Estate Investment Trusts	14,750,777
	(Cost $13,994,752)
MONEY MARKET FUNDS – 0.5%
3,014,881	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.62% (h) (i)	3,014,881
	(Cost $3,014,881)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.7%
$85,963	BNP Paribas S.A., 1.73% (h), dated 3/29/18, due 4/2/18, with a maturity value of $85,979. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 11/15/20. The value of the collateral including accrued interest is $88,544. (i)	85,963
4,528,508	JPMorgan Chase & Co., 1.72% (h), dated 3/29/18, due 4/2/18, with a maturity value of $4,529,373. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.875%, due 6/30/21 to 3/31/22. The value of the collateral including accrued interest is $4,646,334. (i)	4,528,508
	Total Repurchase Agreements	4,614,471
	(Cost $4,614,471)
	Total Investments – 100.8%	666,392,927
	(Cost $607,047,550) (j)
	Net Other Assets and Liabilities – (0.8)%	(5,166,752)
	Net Assets – 100.0%	$661,226,175

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.

See Notes to Portfolio of Investments

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $431,669,901 or 65.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Portfolio of Investments).
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $7,289,683 and the total value of the collateral held by the Fund is $7,629,352.
(f)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2018 through March 31, 2018).
(h)	Rate shown reflects yield as of March 31, 2018.
(i)	This security serves as collateral for securities on loan.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $79,737,627 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,392,250. The net unrealized appreciation was $59,345,377.

GDR	Global Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$ —**	$ —	$ —	$ —**
Brazil	60,830,473	60,830,473	—	—
Colombia	5,523,927	5,523,927	—	—
Czech Republic	5,066,525	5,066,525	—	—
Malaysia	10,348,924	7,456,599	2,892,325	—
Mexico	11,328,968	11,328,968	—	—
Russia	59,100,592	50,639,041	8,461,551	—
Taiwan	46,499,143	8,950,585	37,548,558	—
Thailand	33,743,399	33,743,399	—	—
Turkey	43,503,585	33,856,054	9,647,531	—
Other Country Categories*	368,067,262	—	368,067,262	—
Real Estate Investment Trusts:
Mexico	6,066,288	6,066,288	—	—
South Africa	8,684,489	3,631,815	5,052,674	—
Money Market Funds	3,014,881	3,014,881	—	—
Repurchase Agreements	4,614,471	—	4,614,471	—
Total Investments	$ 666,392,927	$ 230,108,555	$ 436,284,372	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred investments valued at $304,808,238 from Level 1 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these investments were valued based on quoted prices.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs. The Trust’s Board of Trustees has adopted valuation procedures that are utilized by the Advisor’s Pricing Committee to oversee the day-to-day valuation of the Fund’s investments. The Advisor’s Pricing Committee, through the Fund’s fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The

See Notes to Portfolio of Investments

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Advisor’s Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund’s investments to prior day third-party pricing service prices. Additionally, the Advisor’s Pricing Committee reviews periodic information from the Fund’s third-party pricing service that compares secondary market trade prices to their daily valuations.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at December 31, 2017
Common Stocks	$—*
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	—
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at March 31, 2018
Common Stocks	—*
Total Level 3 holdings	$—*
*Investment is valued at $0.
Sector Allocation	% of Total Long-Term Investments
Materials	16.7%
Energy	15.5
Real Estate	14.7
Industrials	10.2
Utilities	9.6
Consumer Discretionary	9.1
Financials	9.1
Information Technology	8.8
Consumer Staples	3.3
Telecommunication Services	2.9
Health Care	0.1
Total	100.0%

See Notes to Portfolio of Investments

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 2.4%
37,066	MTU Aero Engines AG (a)	$6,247,022
	Air Freight & Logistics – 0.8%
46,439	Deutsche Post AG (a)	2,033,997
	Airlines – 3.7%
300,444	Deutsche Lufthansa AG (a)	9,604,452
	Auto Components – 4.5%
16,405	Continental AG (a)	4,531,250
107,385	Hella GmbH & Co., KGaA (a)	7,069,295
		11,600,545
	Automobiles – 13.8%
85,037	Bayerische Motoren Werke AG (a)	9,249,454
104,290	Daimler AG (a)	8,885,512
105,813	Porsche Automobil Holding SE (Preference Shares) (a)	8,820,401
44,361	Volkswagen AG (Preference Shares) (a)	8,841,766
		35,797,133
	Banks – 1.5%
295,230	Commerzbank AG (a) (b)	3,832,771
	Chemicals – 7.1%
60,363	BASF SE (a)	6,121,856
58,844	Evonik Industries AG (a)	2,075,038
88,938	K+S AG (a)	2,568,710
25,774	Symrise AG (a)	2,075,309
34,141	Wacker Chemie AG (a)	5,610,494
		18,451,407
	Construction Materials – 0.8%
20,454	HeidelbergCement AG (a)	2,009,441
	Diversified Financial Services – 1.0%
23,318	GRENKE AG (a)	2,471,147
	Food Products – 1.3%
204,194	Suedzucker AG (a)	3,464,474
	Industrial Conglomerates – 4.6%
69,757	Rheinmetall AG (a)	9,901,630
15,893	Siemens AG (a)	2,027,904
		11,929,534
	Internet Software & Services – 1.6%
64,385	United Internet AG (a)	4,056,940
	IT Services – 7.8%
106,209	Bechtle AG (a)	8,615,551
Shares	Description	Value

	IT Services (Continued)
99,170	Wirecard AG (a)	$11,755,780
		20,371,331
	Machinery – 2.4%
140,748	Jungheinrich AG (Preference Shares) (a)	6,238,063
	Media – 4.2%
56,684	Axel Springer SE (a)	4,741,800
89,898	Stroeer SE & Co., KGaA (a)	6,282,321
		11,024,121
	Metals & Mining – 7.7%
118,969	Aurubis AG (a)	9,998,539
193,921	Salzgitter AG (a)	9,920,222
		19,918,761
	Multi-Utilities – 2.1%
112,986	Innogy SE (a) (c)	5,355,456
	Pharmaceuticals – 3.1%
70,998	Bayer AG (a)	8,003,871
	Real Estate Management & Development – 17.3%
253,144	Deutsche Wohnen SE (a)	11,811,689
469,700	Grand City Properties S.A. (a)	11,235,530
96,858	LEG Immobilien AG (a)	10,891,277
222,991	Vonovia SE (a)	11,058,083
		44,996,579
	Road & Rail – 4.1%
99,097	Sixt SE (a)	10,768,671
	Semiconductors & Semiconductor Equipment – 1.7%
161,676	Infineon Technologies AG (a)	4,347,991
	Software – 0.8%
39,393	Software AG (a)	2,065,055
	Specialty Retail – 1.9%
439,331	CECONOMY AG (a)	5,051,081
	Transportation Infrastructure – 2.3%
60,286	Fraport AG Frankfurt Airport Services Worldwide (a)	5,949,757
	Wireless Telecommunication Services – 1.4%
119,788	Freenet AG (a)	3,645,625
	Total Investments – 99.9%	259,235,225
	(Cost $234,303,969) (d)
	Net Other Assets and Liabilities – 0.1%	308,880
	Net Assets – 100.0%	$259,544,105

See Notes to Portfolio of Investments

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $259,235,225 or 99.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $34,141,835 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,210,579. The net unrealized appreciation was $24,931,256.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 259,235,225	$ —	$ 259,235,225	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred common stocks valued at $174,703,325 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.
Country Allocation†	% of Net Assets
Germany	95.6%
Luxembourg	4.3
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%

† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Portfolio of Investments

First Trust Canada AlphaDEX® Fund (FCAN)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.8%
	Aerospace & Defense – 4.8%
89,839	Bombardier, Inc., Class B (a)	$261,495
841	Maxar Technologies, Ltd.	38,892
		300,387
	Airlines – 3.5%
10,518	Air Canada (a)	218,548
	Auto Components – 7.5%
4,648	Linamar Corp.	253,911
3,821	Magna International, Inc.	215,229
		469,140
	Banks – 0.8%
1,085	National Bank of Canada	51,069
	Capital Markets – 2.3%
3,731	Brookfield Asset Management, Inc., Class A	145,435
	Chemicals – 4.3%
4,468	Methanex Corp.	270,678
	Construction & Engineering – 3.4%
4,544	WSP Global, Inc.	209,292
	Food & Staples Retailing – 5.0%
2,075	Alimentation Couche-Tard, Inc., Class B	92,882
8,336	Empire Co., Ltd., Class A	167,322
998	Loblaw Cos., Ltd.	50,421
		310,625
	Food Products – 1.5%
3,800	Maple Leaf Foods, Inc.	92,615
	Insurance – 0.8%
2,102	Power Corp. of Canada	47,967
	Media – 0.7%
787	Cogeco Communications, Inc.	43,090
	Metals & Mining – 16.9%
14,973	Barrick Gold Corp.	186,531
19,322	First Quantum Minerals Ltd.	271,304
4,245	Goldcorp, Inc.	58,616
40,701	Lundin Mining Corp.	266,949
10,352	Teck Resources Ltd., Class B	266,604
		1,050,004
	Multiline Retail – 4.3%
830	Canadian Tire Corp., Ltd., Class A	109,133
1,300	Dollarama, Inc.	157,996
		267,129
	Multi-Utilities – 0.8%
1,512	ATCO, Ltd., Class I	48,563
Shares	Description	Value

	Oil, Gas & Consumable Fuels – 24.7%
23,069	ARC Resources Ltd.	$251,398
3,030	Canadian Natural Resources, Ltd.	95,250
29,640	Cenovus Energy, Inc.	252,378
14,207	Crescent Point Energy Corp.	96,599
8,116	Encana Corp.	89,264
15,336	Husky Energy, Inc.	219,502
5,204	Imperial Oil Ltd.	137,820
11,482	Seven Generations Energy, Ltd., Class A (a)	142,595
2,949	Suncor Energy, Inc.	101,836
8,962	Tourmaline Oil Corp. (b)	151,993
		1,538,635
	Paper & Forest Products – 4.7%
4,387	West Fraser Timber Co., Ltd.	291,513
	Pharmaceuticals – 2.0%
7,792	Valeant Pharmaceuticals International, Inc. (a)	124,045
	Real Estate Management & Development – 3.3%
13,138	First Capital Realty, Inc.	207,520
	Software – 1.0%
89	Constellation Software, Inc.	60,387
	Trading Companies & Distributors – 2.5%
6,436	Finning International, Inc.	155,211
	Total Common Stocks	5,901,853
	(Cost $5,883,415)
REAL ESTATE INVESTMENT TRUSTS – 5.0%
	Equity Real Estate Investment Trusts – 5.0%
7,294	Canadian Apartment Properties REIT (b)	210,325
5,587	RioCan Real Estate Investment Trust	102,516
	Total Real Estate Investment Trusts	312,841
	(Cost $291,467)
MONEY MARKET FUNDS – 1.7%
105,162	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.62% (c) (d)	105,162
	(Cost $105,162)

See Notes to Portfolio of Investments

First Trust Canada AlphaDEX® Fund (FCAN)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 2.6%
$2,998	BNP Paribas S.A., 1.73% (c), dated 3/29/18, due 4/2/18, with a maturity value of $2,999. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 11/15/20. The value of the collateral including accrued interest is $3,088. (d)	$2,998
157,958	JPMorgan Chase & Co., 1.72% (c), dated 3/29/18, due 4/2/18, with a maturity value of $157,988. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.875%, due 6/30/21 to 3/31/22. The value of the collateral including accrued interest is $162,068. (d)	157,958
	Total Repurchase Agreements	160,956
	(Cost $160,956)
	Total Investments – 104.1%	6,480,812
	(Cost $6,441,000) (e)
	Net Other Assets and Liabilities – (4.1)%	(254,374)
	Net Assets – 100.0%	$6,226,438

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $257,555 and the total value of the collateral held by the Fund is $266,118.
(c)	Rate shown reflects yield as of March 31, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $476,411 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $436,599. The net unrealized appreciation was $39,812.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,901,853	$ 5,901,853	$ —	$ —
Real Estate Investment Trusts*	312,841	312,841	—	—
Money Market Funds	105,162	105,162	—	—
Repurchase Agreements	160,956	—	160,956	—
Total Investments	$ 6,480,812	$ 6,319,856	$ 160,956	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at March 31, 2018.
Country Allocation†	% of Net Assets
Canada	99.8%
United States	4.3
Total Investments	104.1
Net Other Assets and Liabilities	(4.1)
Total	100.0%

† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Sector Allocation	% of Total Long-Term Investments
Materials	25.9%
Energy	24.8
Industrials	14.2
Consumer Discretionary	12.5
Real Estate	8.4
Consumer Staples	6.5
Financials	3.9
Health Care	2.0
Information Technology	1.0
Utilities	0.8
Total	100.0%

See Notes to Portfolio of Investments

First Trust Australia AlphaDEX® Fund (FAUS)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 78.6%
	Airlines – 1.0%
3,499	Qantas Airways Ltd. (a)	$15,786
	Beverages – 2.8%
3,315	Treasury Wine Estates Ltd. (a)	43,311
	Capital Markets – 0.7%
2,308	Platinum Asset Management Ltd. (a)	10,454
	Chemicals – 0.8%
4,522	Incitec Pivot Ltd. (a)	12,307
	Commercial Services & Supplies – 0.8%
2,568	Downer EDI Ltd. (a)	12,764
	Construction & Engineering – 3.7%
1,714	CIMIC Group Ltd. (a)	58,992
	Construction Materials – 0.8%
2,284	Boral Ltd. (a)	13,175
	Diversified Telecommunication Services – 3.0%
9,804	Telstra Corp., Ltd. (a)	23,732
5,369	TPG Telecom Ltd. (a)	22,812
		46,544
	Hotels, Restaurants & Leisure – 8.1%
1,488	Aristocrat Leisure Ltd. (a)	27,782
5,418	Crown Resorts Ltd. (a)	53,210
8,702	Star Entertainment Group (The) Ltd. (a)	35,623
3,189	Tabcorp Holdings Ltd. (a)	10,814
		127,429
	Insurance – 4.9%
4,872	Insurance Australia Group Ltd. (a)	28,209
16,082	Medibank Pvt Ltd. (a)	36,096
1,666	QBE Insurance Group Ltd. (a)	12,430
		76,735
	Internet Software & Services – 0.9%
230	REA Group Ltd. (a)	14,121
	IT Services – 2.8%
3,246	Computershare Ltd. (a)	43,530
	Metals & Mining – 22.9%
2,386	BHP Billiton Ltd. (a)	52,887
5,737	BlueScope Steel Ltd. (a)	67,497
19,966	Evolution Mining Ltd. (a)	46,811
18,070	Fortescue Metals Group Ltd. (a)	60,872
3,468	Iluka Resources Ltd. (a)	28,468
931	Rio Tinto Ltd. (a)	52,743
Shares	Description	Value

	Metals & Mining (Continued)
20,396	South32 Ltd. (a)	$51,259
		360,537
	Multiline Retail – 2.3%
12,688	Harvey Norman Holdings Ltd. (a)	36,277
	Oil, Gas & Consumable Fuels – 15.0%
9,361	Origin Energy Ltd. (a) (b)	63,173
12,944	Santos Ltd. (a) (b)	51,051
1,982	Washington H Soul Pattinson & Co., Ltd. (a)	28,459
19,772	Whitehaven Coal Ltd. (a)	68,586
1,066	Woodside Petroleum Ltd. (a)	24,174
		235,443
	Professional Services – 1.7%
1,856	SEEK Ltd. (a)	26,770
	Trading Companies & Distributors – 4.0%
4,608	Seven Group Holdings Ltd. (a)	62,619
	Transportation Infrastructure – 2.4%
8,412	Macquarie Atlas Roads Group (a)	37,532
	Total Common Stocks	1,234,326
	(Cost $1,158,025)
REAL ESTATE INVESTMENT TRUSTS – 20.6%
	Equity Real Estate Investment Trusts – 20.6%
7,236	Dexus (a)	52,105
17,257	GPT (The) Group (a)	63,247
37,525	Mirvac Group (a)	62,363
16,837	Scentre Group (a)	49,684
11,810	Stockland (a)	36,645
32,420	Vicinity Centres (a)	60,259
	Total Real Estate Investment Trusts	324,303
	(Cost $309,363)
	Total Investments – 99.2%	1,558,629
	(Cost $1,467,388) (c)
	Net Other Assets and Liabilities – 0.8%	12,281
	Net Assets – 100.0%	$1,570,910

See Notes to Portfolio of Investments

First Trust Australia AlphaDEX® Fund (FAUS)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $1,558,629 or 99.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $173,915 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $82,674. The net unrealized appreciation was $91,241.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,234,326	$ —	$ 1,234,326	$ —
Real Estate Investment Trusts*	324,303	—	324,303	—
Total Investments	$ 1,558,629	$—	$ 1,558,629	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred investments valued at $893,094 from Level 1 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these investments were valued based on quoted prices.
Country Allocation†	% of Net Assets
Australia	99.2%
Total Investments	99.2
Net Other Assets and Liabilities	0.8
Total	100.0%

† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Sector Allocation	% of Total Long-Term Investments
Materials	24.8%
Real Estate	20.8
Energy	15.1
Industrials	13.7
Consumer Discretionary	10.5
Financials	5.6
Information Technology	3.7
Telecommunication Services	3.0
Consumer Staples	2.8
Total	100.0%

See Notes to Portfolio of Investments

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 92.8%
	Aerospace & Defense – 1.6%
48,550	Meggitt PLC (a)	$294,530
	Air Freight & Logistics – 2.7%
64,671	Royal Mail PLC (a)	490,839
	Airlines – 4.9%
11,993	easyJet PLC (a)	270,345
26,971	International Consolidated Airlines Group S.A. (a)	232,796
7,952	Wizz Air Holdings PLC (a) (b) (c)	363,531
		866,672
	Auto Components – 2.7%
73,297	GKN PLC (a)	475,100
	Capital Markets – 7.5%
32,035	3i Group PLC (a)	386,658
43,343	Ashmore Group PLC (a)	232,077
8,157	IG Group Holdings PLC (a)	91,356
20,428	Intermediate Capital Group PLC (a)	282,154
56,603	Man Group PLC (a)	136,491
14,322	St. James’s Place PLC (a)	218,351
		1,347,087
	Chemicals – 1.4%
2,646	Croda International PLC (a)	169,983
1,903	Johnson Matthey PLC (a)	81,184
		251,167
	Commercial Services & Supplies – 3.4%
41,479	Babcock International Group PLC (a)	389,348
55,214	Rentokil Initial PLC (a)	210,421
		599,769
	Containers & Packaging – 0.8%
13,279	RPC Group PLC (a)	144,368
	Diversified Financial Services – 0.8%
26,811	Standard Life Aberdeen PLC (a)	135,333
	Electric Utilities – 0.9%
8,868	SSE PLC (a)	159,086
	Electronic Equipment, Instruments & Components – 2.0%
4,645	Halma PLC (a)	76,890
4,481	Renishaw PLC (a)	283,378
		360,268
Shares	Description	Value

	Food & Staples Retailing – 3.6%
72,735	J Sainsbury PLC (a)	$243,989
27,970	Tesco PLC (a)	80,951
106,462	Wm Morrison Supermarkets PLC (a)	319,425
		644,365
	Food Products – 1.8%
2,075	Associated British Foods PLC (a)	72,545
33,301	Tate & Lyle PLC (a)	254,341
		326,886
	Health Care Providers & Services – 1.1%
4,057	NMC Health PLC (a)	193,457
	Hotels, Restaurants & Leisure – 5.0%
1,196	Carnival PLC (a)	76,979
20,405	Playtech PLC (a)	209,862
42,846	SSP Group PLC (a)	368,050
2,926	Whitbread PLC (a)	151,880
18,176	William Hill PLC (a)	84,275
		891,046
	Household Durables – 9.3%
36,156	Barratt Developments PLC (a)	269,048
8,213	Bellway PLC (a)	351,476
6,973	Berkeley Group Holdings PLC (a)	370,682
4,275	Persimmon PLC (a)	151,729
44,711	Redrow PLC (a)	373,598
56,713	Taylor Wimpey PLC (a)	146,926
		1,663,459
	Industrial Conglomerates – 1.9%
15,712	Smiths Group PLC (a)	334,215
	Insurance – 6.3%
15,991	Hiscox Ltd. (a)	326,264
8,415	Jardine Lloyd Thompson Group PLC	151,356
126,300	Old Mutual PLC (a)	424,986
9,214	Prudential PLC (a)	230,246
		1,132,852
	Internet & Direct Marketing Retail – 5.0%
3,486	ASOS PLC (a) (b)	341,023
73,693	Ocado Group PLC (a) (b)	550,098
		891,121
	Internet Software & Services – 0.8%
14,988	Just Eat PLC (a) (b)	146,768

See Notes to Portfolio of Investments

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Media – 1.2%
13,093	WPP PLC (a)	$208,069
	Metals & Mining – 14.3%
18,886	Anglo American PLC (a)	439,943
23,294	Antofagasta PLC (a)	301,165
11,532	BHP Billiton PLC (a)	227,910
86,070	Evraz PLC (a)	524,853
75,035	Glencore PLC (a)	372,866
32,715	KAZ Minerals PLC (a) (b)	394,643
6,358	Polymetal International PLC (a)	65,614
4,454	Rio Tinto PLC (a)	226,014
		2,553,008
	Multiline Retail – 2.5%
55,267	B&M European Value Retail S.A. (a)	303,376
37,184	Marks & Spencer Group PLC (a)	141,242
		444,618
	Multi-Utilities – 0.8%
13,376	National Grid PLC (a)	150,567
	Oil, Gas & Consumable Fuels – 2.1%
22,394	BP PLC (a)	151,050
6,999	Royal Dutch Shell PLC, Class B (a)	225,217
		376,267
	Pharmaceuticals – 1.4%
7,676	BTG PLC (a) (b)	72,875
5,161	Hikma Pharmaceuticals PLC (a)	87,772
14,338	Indivior PLC (a) (b)	81,961
		242,608
	Professional Services – 0.9%
32,000	Hays PLC (a)	84,653
1,128	Intertek Group PLC (a)	73,837
		158,490
	Specialty Retail – 2.7%
69,325	Kingfisher PLC (a)	284,392
7,481	WH Smith PLC (a)	205,117
		489,509
	Trading Companies & Distributors – 1.8%
11,752	Ashtead Group PLC (a)	320,439
	Transportation Infrastructure – 0.4%
16,736	BBA Aviation PLC (a)	75,357
	Water Utilities – 0.8%
14,111	United Utilities Group PLC (a)	141,713
Shares	Description	Value

	Wireless Telecommunication Services – 0.4%
24,905	Vodafone Group PLC (a)	$68,141
	Total Common Stocks	16,577,174
	(Cost $15,407,565)
REAL ESTATE INVESTMENT TRUSTS – 6.7%
	Equity Real Estate Investment Trusts – 6.7%
25,391	British Land (The) Co., PLC (a)	228,883
32,099	Hammerson PLC (a)	241,970
49,853	Segro PLC (a)	420,731
22,424	Shaftesbury PLC (a)	308,635
	Total Real Estate Investment Trusts	1,200,219
	(Cost $1,140,878)
	Total Investments – 99.5%	17,777,393
	(Cost $16,548,443) (d)
	Net Other Assets and Liabilities – 0.5%	94,323
	Net Assets – 100.0%	$17,871,716

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $17,626,037 or 98.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,896,825 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $667,875. The net unrealized appreciation was $1,228,950.

See Notes to Portfolio of Investments

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Insurance	$ 1,132,852	$ 151,356	$ 981,496	$ —
Other industry categories*	15,444,322	—	15,444,322	—
Real Estate Investment Trusts*	1,200,219	—	1,200,219	—
Total Investments	$ 17,777,393	$ 151,356	$ 17,626,037	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred investments valued at $9,639,713 from Level 1 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these investments were valued based on quoted prices.
Country Allocation†	% of Net Assets
United Kingdom	87.8%
Jersey	5.7
Bermuda	1.8
Luxembourg	1.7
Spain	1.3
Isle Of Man (U.K.)	1.2
Total Investments	99.5
Net Other Assets and Liabilities	0.5
Total	100.0%

† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	28.5%
Industrials	17.7
Materials	16.6
Financials	14.7
Real Estate	6.7
Consumer Staples	5.5
Information Technology	2.8
Utilities	2.5
Health Care	2.5
Energy	2.1
Telecommunication Services	0.4
Total	100.0%

See Notes to Portfolio of Investments

First Trust Taiwan AlphaDEX® Fund (FTW) (a)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Auto Components – 0.7%
8,518	Cheng Shin Rubber Industry Co., Ltd.	$13,745
	Banks – 10.6%
220,298	China Development Financial Holding Corp.	78,578
87,260	CTBC Financial Holding Co., Ltd.	63,447
92,493	SinoPac Financial Holdings Co., Ltd.	32,991
32,289	Taishin Financial Holding Co., Ltd. (b)	15,947
26,940	Taiwan Cooperative Financial Holding Co., Ltd.	15,892
		206,855
	Capital Markets – 2.3%
97,219	Yuanta Financial Holding Co., Ltd. (b)	44,862
	Chemicals – 7.5%
13,025	Formosa Chemicals & Fibre Corp.	48,469
9,062	Formosa Plastics Corp.	32,168
22,963	Nan Ya Plastics Corp.	64,659
		145,296
	Construction Materials – 4.7%
63,433	Asia Cement Corp. (b)	61,609
24,538	Taiwan Cement Corp. (b)	30,955
		92,564
	Diversified Financial Services – 4.5%
20,656	Chailease Holding Co., Ltd. (b)	71,738
8,821	Fubon Financial Holding Co., Ltd. (b)	15,282
		87,020
	Electronic Equipment, Instruments & Components – 16.5%
180,325	AU Optronics Corp. (b)	83,606
14,093	Hon Hai Precision Industry Co., Ltd.	44,178
180,325	Innolux Corp. (b)	79,701
6,334	Yageo Corp. (b)	114,917
		322,402
	Food & Staples Retailing – 3.3%
6,299	President Chain Store Corp. (b)	63,747
	Food Products – 1.6%
13,552	Uni-President Enterprises Corp.	31,838
Shares	Description	Value

	Industrial Conglomerates – 3.1%
66,747	Far Eastern New Century Corp. (b)	$60,551
	Insurance – 7.3%
25,077	Cathay Financial Holding Co., Ltd. (b)	44,967
14,932	China Life Insurance Co., Ltd. (b)	15,576
212,955	Shin Kong Financial Holding Co., Ltd. (b)	81,616
		142,159
	Machinery – 3.9%
4,179	Airtac International Group (b)	75,256
	Metals & Mining – 1.5%
36,138	China Steel Corp.	29,126
	Semiconductors & Semiconductor Equipment – 17.2%
46,889	Advanced Semiconductor Engineering, Inc. (b)	68,409
1,521	MediaTek, Inc. (b)	17,501
29,344	Nanya Technology Corp. (b)	94,021
3,897	Taiwan Semiconductor Manufacturing Co., Ltd.	32,879
157,467	United Microelectronics Corp. (b)	82,986
57,212	Winbond Electronics Corp. (b)	38,988
		334,784
	Technology Hardware, Storage & Peripherals – 11.1%
3,200	Asustek Computer, Inc.	30,127
5,454	Catcher Technology Co., Ltd. (b)	68,556
62,987	Compal Electronics, Inc.	42,773
10,498	Foxconn Technology Co., Ltd.	28,804
18,634	Pegatron Corp.	46,782
		217,042
	Textiles, Apparel & Luxury Goods – 2.4%
34,802	Pou Chen Corp. (b)	46,473
	Transportation Infrastructure – 0.8%
19,030	Taiwan High Speed Rail Corp. (b)	14,623

See Notes to Portfolio of Investments

First Trust Taiwan AlphaDEX® Fund (FTW) (a)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 0.8%
6,084	Far EasTone Telecommunications Co., Ltd.	$16,276
	Total Investments – 99.8%	1,944,619
	(Cost $1,450,110) (c)
	Net Other Assets and Liabilities – 0.2%	4,463
	Net Assets – 100.0%	$1,949,082

(a)	As of April 17, 2018, the Fund changed its name to First Trust India NIFTY 50 Equal Weight ETF and began to track the NIFTY 50 Equal Weight Index (the “India Index”) instead of the NASDAQ AlphaDEX® Taiwan Index (the “Taiwan Index”). The Portfolio of Investments for the Fund reflects investments in the Taiwan Index, which the Fund was tracking as of March 31, 2018, and not the India Index.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $1,291,887 or 66.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $502,650 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,141. The net unrealized appreciation was $494,509.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Auto Components	$ 13,745	$ 13,745	$ —	$ —
Banks	206,855	190,908	15,947	—
Chemicals	145,296	145,296	—	—
Electronic Equipment, Instruments & Components	322,402	44,178	278,224	—
Food Products	31,838	31,838	—	—
Metals & Mining	29,126	29,126	—	—
Semiconductors & Semiconductor Equipment	334,784	32,879	301,905	—
Technology Hardware, Storage & Peripherals	217,042	148,486	68,556	—
Wireless Telecommunication Services	16,276	16,276	—	—
Other industry categories*	627,255	—	627,255	—
Total Investments	$ 1,944,619	$ 652,732	$ 1,291,887	$—
Total	$ 3,889,238	$ 1,305,464	$ 2,583,774	$—
Common Stocks*	—	—	—	—
Total Investments	$ 1,944,619	$ 652,732	$ 1,291,887	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred common stocks valued at $1,024,533 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these common stocks were valued based on quoted prices.

See Notes to Portfolio of Investments

First Trust Taiwan AlphaDEX® Fund (FTW) (a)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Country Allocation †	% of Net Assets
Taiwan	92.2%
Cayman Islands	7.6
Total Investments	99.8
Net Other Assets and Liabilities	0.2
Total	100.0%

† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Portfolio of Investments

First Trust Hong Kong AlphaDEX® Fund (FHK)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 91.9%
	Auto Components – 3.9%
108,201	Xinyi Glass Holdings Ltd. (a)	$164,699
	Capital Markets – 1.2%
112,000	Kingston Financial Group Ltd. (a) (b)	50,525
	Diversified Financial Services – 0.8%
68,000	Goldin Financial Holdings Ltd. (a) (c)	31,822
	Diversified Telecommunication Services – 0.8%
61,000	PCCW Ltd. (a)	35,402
	Electrical Equipment – 3.0%
34,000	Johnson Electric Holdings Ltd. (a)	127,943
	Electronic Equipment, Instruments & Components – 6.1%
26,367	Kingboard Chemical Holdings Ltd. (a)	121,900
91,500	Kingboard Laminates Holdings Ltd. (a)	134,247
		256,147
	Food Products – 0.8%
31,728	WH Group Ltd. (a) (d)	33,996
	Gas Utilities – 3.4%
38,667	China Gas Holdings Ltd. (a)	141,760
	Hotels, Restaurants & Leisure – 15.3%
8,733	Galaxy Entertainment Group Ltd. (a)	80,157
48,500	Melco International Development Ltd. (a)	142,338
11,600	MGM China Holdings Ltd. (a)	30,170
92,000	NagaCorp Ltd. (a)	95,296
46,067	Shangri-La Asia Ltd. (a)	93,537
56,134	Wynn Macau Ltd. (a)	205,744
		647,242
	Household Durables – 4.5%
37,334	Man Wah Holdings Ltd. (a)	29,777
27,167	Techtronic Industries Co., Ltd. (a)	159,446
		189,223
	Industrial Conglomerates – 3.4%
3,005	CK Hutchison Holdings Ltd. (a)	36,106
59,381	NWS Holdings Ltd. (a)	108,160
		144,266
Shares	Description	Value

	Insurance – 1.7%
8,400	AIA Group Ltd. (a)	$71,809
	Paper & Forest Products – 3.1%
60,301	Lee & Man Paper Manufacturing Ltd. (a)	64,388
44,501	Nine Dragons Paper Holdings Ltd. (a)	67,446
		131,834
	Pharmaceuticals – 4.7%
100,234	Sino Biopharmaceutical Ltd. (a)	199,204
	Real Estate Management & Development – 31.1%
12,383	CK Asset Holdings Ltd. (a)	104,501
9,500	Hang Lung Group Ltd. (a)	31,155
14,300	Hang Lung Properties Ltd. (a)	33,563
27,392	Henderson Land Development Co., Ltd. (a)	179,612
39,442	Kerry Properties Ltd. (a)	178,356
48,934	Shimao Property Holdings Ltd. (a)	140,347
40,478	Sino Land Co., Ltd. (a)	65,609
6,101	Sun Hung Kai Properties Ltd. (a)	96,841
15,317	Swire Pacific Ltd., Class A (a)	155,109
51,899	Wharf Holdings (The) Ltd. (a)	179,689
20,027	Wheelock & Co., Ltd. (a)	146,899
		1,311,681
	Semiconductors & Semiconductor Equipment – 2.3%
794,000	GCL-Poly Energy Holdings Ltd. (a) (c)	99,227
	Textiles, Apparel & Luxury Goods – 5.8%
130,000	Li & Fung Ltd. (a)	64,087
15,400	Samsonite International S.A. (a)	70,437
27,135	Yue Yuen Industrial Holdings Ltd. (a)	108,715
		243,239
	Total Common Stocks	3,880,019
	(Cost $3,473,126)
REAL ESTATE INVESTMENT TRUSTS – 7.9%
	Equity Real Estate Investment Trusts – 7.9%
243,040	Champion REIT (a)	173,737
18,894	Link REIT (a)	161,954
	Total Real Estate Investment Trusts	335,691
	(Cost $275,031)

See Notes to Portfolio of Investments

First Trust Hong Kong AlphaDEX® Fund (FHK)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 0.4%
16,530	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.62% (e) (f)	$16,530
	(Cost $16,530)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.6%
$471	BNP Paribas S.A., 1.73% (e), dated 3/29/18, due 4/2/18, with a maturity value of $471. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 11/15/20. The value of the collateral including accrued interest is $485. (f)	471
24,829	JPMorgan Chase & Co., 1.72% (e), dated 3/29/18, due 4/2/18, with a maturity value of $24,834. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.875%, due 6/30/21 to 3/31/22. The value of the collateral including accrued interest is $25,475. (f)	24,829
	Total Repurchase Agreements	25,300
	(Cost $25,300)
	Total Investments – 100.8%	4,257,540
	(Cost $3,789,987) (g)
	Net Other Assets and Liabilities – (0.8)%	(35,504)
	Net Assets – 100.0%	$4,222,036

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $4,215,710 or 99.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $40,149 and the total value of the collateral held by the Fund is $41,830.
(c)	Non-income producing security.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Rate shown reflects yield as of March 31, 2018.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $783,581 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $316,028. The net unrealized appreciation was $467,553.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,880,019	$ —	$ 3,880,019	$ —
Real Estate Investment Trusts*	335,691	—	335,691	—
Money Market Funds	16,530	16,530	—	—
Repurchase Agreements	25,300	—	25,300	—
Total Investments	$ 4,257,540	$ 16,530	$ 4,241,010	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred investments valued at $3,436,997 from Level 1 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these investments were valued based on quoted prices.

See Notes to Portfolio of Investments

First Trust Hong Kong AlphaDEX® Fund (FHK)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Country Allocation†	% of Net Assets
Hong Kong	40.6%
Cayman Islands	33.8
Bermuda	23.7
Luxembourg	1.7
United States	1.0
Total Investments	100.8
Net Other Assets and Liabilities	(0.8)
Total	100.0%

† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Portfolio of Investments

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.3%
	Capital Markets – 8.3%
233,844	Credit Suisse Group AG (a)	$3,927,416
102,405	Julius Baer Group Ltd. (a)	6,302,157
6,091	Partners Group Holding AG (a)	4,532,463
113,403	UBS Group AG (a)	1,998,039
66,161	Vontobel Holding AG (a)	4,101,729
		20,861,804
	Chemicals – 6.9%
298,634	Clariant AG (a)	7,144,207
902	Givaudan S.A. (a)	2,057,771
1,051	Sika AG (a)	8,244,206
		17,446,184
	Construction Materials – 3.2%
148,094	LafargeHolcim Ltd. (a)	8,114,762
	Diversified Financial Services – 4.3%
120,381	Pargesa Holding S.A. (a)	10,681,262
	Diversified Telecommunication Services – 6.9%
114,295	Sunrise Communications Group AG (a) (b)	9,588,725
15,695	Swisscom AG (a)	7,786,355
		17,375,080
	Electric Utilities – 4.7%
175,534	BKW AG (a)	11,676,607
	Food Products – 7.7%
106,591	Aryzta AG (a)	2,374,043
5,004	Barry Callebaut AG (a)	9,786,624
8,700	Emmi AG (a)	7,139,798
		19,300,465
	Health Care Equipment & Supplies – 3.8%
13,367	Sonova Holding AG (a)	2,125,124
11,820	Straumann Holding AG (a)	7,457,747
		9,582,871
	Industrial Conglomerates – 2.5%
32,396	Daetwyler Holding AG (a)	6,196,407
	Insurance – 13.9%
40,233	Baloise Holding AG (a)	6,154,992
11,127	Helvetia Holding AG (a)	6,633,248
23,588	Swiss Life Holding AG (a)	8,405,997
89,181	Swiss Re AG (a)	9,102,413
13,718	Zurich Insurance Group AG (a)	4,525,052
		34,821,702
	Machinery – 14.5%
20,550	Bucher Industries AG (a)	8,587,030
7,898	Georg Fischer AG (a)	10,574,412
Shares	Description	Value

	Machinery (Continued)
618,372	OC Oerlikon Corp. AG (a)	$10,930,032
53,916	SFS Group AG (a)	6,350,604
		36,442,078
	Pharmaceuticals – 6.6%
24,690	Novartis AG (a)	1,996,949
8,253	Roche Holding AG (a)	1,893,214
81,443	Vifor Pharma AG (a)	12,558,700
		16,448,863
	Professional Services – 3.9%
54,579	Adecco Group AG (a)	3,887,664
71,593	DKSH Holding AG (a)	5,821,860
		9,709,524
	Real Estate Management & Development – 2.6%
22,030	PSP Swiss Property AG (a)	2,149,704
45,210	Swiss Prime Site AG (a)	4,375,200
		6,524,904
	Software – 3.9%
81,378	Temenos Group AG (a)	9,757,980
	Specialty Retail – 0.7%
14,061	Dufry AG (a) (c)	1,846,910
	Textiles, Apparel & Luxury Goods – 2.5%
46,080	Cie Financiere Richemont S.A. (a)	4,140,835
5,119	Swatch Group (The) AG (a)	2,258,735
		6,399,570
	Transportation Infrastructure – 2.4%
27,382	Flughafen Zurich AG (a)	6,047,564
	Total Investments – 99.3%	249,234,537
	(Cost $221,661,033) (d)
	Net Other Assets and Liabilities – 0.7%	1,772,788
	Net Assets – 100.0%	$251,007,325

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $249,234,537 or 99.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

See Notes to Portfolio of Investments

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $32,521,982 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,948,478. The net unrealized appreciation was $27,573,504.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 249,234,537	$ —	$ 249,234,537	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred common stocks valued at $168,378,656 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these securities were valued based on quoted prices.
Country Allocation†	% of Net Assets
Switzerland	99.3%
Total Investments	99.3
Net Other Assets and Liabilities	0.7
Total	100.0%

† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
Sector Allocation	% of Total Long-Term Investments
Financials	26.6%
Industrials	23.4
Health Care	10.5
Materials	10.3
Consumer Staples	7.7
Telecommunication Services	7.0
Utilities	4.7
Information Technology	3.9
Consumer Discretionary	3.3
Real Estate	2.6
Total	100.0%

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 92.2%
	Australia – 5.0%
25,856	Aveo Group (b)	$52,781
83,961	Beach Energy Ltd. (b)	80,007
2,287	Brickworks Ltd. (b)	27,488
5,537	Costa Group Holdings Ltd. (b)	29,255
6,990	Evolution Mining Ltd. (b)	16,388
37,497	HT&E Ltd. (b)	55,729
31,690	Lynas Corp Ltd. (b) (c)	60,694
8,535	Macquarie Atlas Roads Group (b)	38,081
93,629	Mayne Pharma Group Ltd. (b) (c)	53,689
3,800	Mineral Resources Ltd. (b)	50,382
10,410	OZ Minerals Ltd. (b)	72,807
74,994	Resolute Mining Ltd. (b)	72,423
8,046	Sandfire Resources NL (b)	45,840
13,092	Southern Cross Media Group Ltd. (b)	10,479
5,874	St. Barbara Ltd. (b)	18,118
4,013	Tassal Group Ltd. (b)	11,742
17,398	Whitehaven Coal Ltd. (b)	60,351
		756,254
	Belgium – 0.5%
2,949	Euronav N.V. (b)	24,487
592	Gimv N.V. (b)	35,818
1,524	Nyrstar N.V. (b) (c)	10,761
		71,066
	Bermuda – 1.8%
2,629	BW LPG Ltd. (b) (c) (d)	12,241
503,997	Global Brands Group Holding Ltd. (b) (c)	28,516
100,625	K Wah International Holdings Ltd. (b)	67,307
17,561	Kerry Logistics Network Ltd. (b)	25,981
91,125	PAX Global Technology Ltd. (b)	41,470
37,750	Road King Infrastructure Ltd. (b)	75,287
47,000	Skyworth Digital Holdings Ltd. (b)	21,286
		272,088
	Canada – 4.7%
5,980	Calfrac Well Services Ltd. (c)	27,339
2,587	Canfor Corp. (c)	58,935
1,844	Capital Power Corp.	34,694
5,067	Cascades, Inc.	52,426
8,624	Centerra Gold, Inc. (c)	49,467
27,665	Eldorado Gold Corp.	23,191
6,158	Enerplus Corp.	69,259
2,047	Genworth MI Canada, Inc.	65,143
472	Great Canadian Gaming Corp. (c)	11,995
1,639	Hudbay Minerals, Inc.	11,602
9,935	IAMGOLD Corp. (c)	51,512
5,348	Martinrea International, Inc.	63,220
Shares	Description	Value

	Canada (Continued)
8,043	OceanGold Corp.	$21,663
2,455	Paramount Resources Ltd., Class A (c)	28,259
8,493	Premier Gold Mines Ltd. (c)	18,590
152	Premium Brands Holdings Corp.	13,981
1,147	SSR Mining, Inc. (c)	11,048
11,555	Tahoe Resources, Inc.	54,261
1,176	Transcontinental, Inc., Class A	23,231
4,689	Whitecap Resources, Inc.	28,680
		718,496
	Cayman Islands – 0.2%
176,750	GCL-Poly Energy Holdings Ltd. (b) (c)	22,089
200,000	Hua Han Health Industy Holdings Ltd. (b) (c)	13,506
86,666	Superb Summit International Group Ltd. (b) (c) (e)	0
		35,595
	Denmark – 0.3%
1,683	Bang & Olufsen A/S (b) (c)	42,687
	Finland – 0.4%
4,573	Finnair OYJ (b)	63,688
	France – 1.9%
5,780	Derichebourg S.A. (b)	50,906
892	Eramet (b) (c)	122,940
504	Fnac Darty S.A. (b) (c)	53,937
231	LISI (b)	9,307
313	Trigano S.A. (b)	56,654
		293,744
	Germany – 3.1%
3,601	AIXTRON SE (b) (c)	69,679
553	AURELIUS Equity Opportunities SE & Co., KGaA (b)	38,567
1,871	Bauer AG (b)	44,120
162	Bechtle AG (b)	13,141
1,447	Bilfinger SE (b)	65,990
676	Deutsche Beteiligungs AG (b)	32,763
646	Deutsche EuroShop AG (b)	23,699
650	ElringKlinger AG (b)	12,157
1,539	Hamburger Hafen und Logistik AG (b)	34,628
8,916	Heidelberger Druckmaschinen AG (b) (c)	33,452
548	Leoni AG (b)	35,056
267	Salzgitter AG (b)	13,659
218	VTG AG (b)	12,344
1,096	Wacker Neuson SE (b)	37,983
		467,238
	Greece – 0.8%
13,708	Eurobank Ergasias S.A. (b) (c)	13,035
2,788	FF Group (c)	54,339

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Greece (Continued)
2,537	Motor Oil Hellas Corinth Refineries S.A. (b)	$57,296
		124,670
	Ireland – 0.2%
3,262	Grafton Group PLC (b)	35,218
	Israel – 1.3%
7,751	Harel Insurance Investments & Financial Services Ltd. (b)	61,420
1,524	Mazor Robotics Ltd. (b) (c)	46,513
11,624	Migdal Insruance & Financial (b)	12,462
1,360	Nova Measuring Instruments Ltd. (b) (c)	36,762
48,414	Oil Refineries Ltd. (b)	22,457
789	Tower Semiconductor Ltd. (b) (c)	21,432
		201,046
	Italy – 3.9%
3,539	Astaldi S.p.A. (b)	9,650
1,869	ASTM S.p.A (b)	47,128
887	Banca IFIS S.p.A (b)	34,183
1,368	Biesse S.p.A (b)	81,232
7,191	Cementir Holding S.p.A (b)	62,365
40,290	Fincantieri S.p.A (b) (c)	59,089
5,674	Geox S.p.A (b)	19,220
51,852	Juventus Football Club S.p.A (b) (c)	41,244
10,950	Maire Tecnimont S.p.A. (b)	56,385
11,608	Piaggio & C S.p.A (b)	32,244
605	Reply S.p.A (b)	33,368
6,147	Salini Impregilo S.p.A (b)	18,246
22,605	Saras S.p.A (b)	49,608
7,972	Sogefi S.p.A (b) (c)	28,719
3,467	Tamburi Investment Partners S.p.A (b)	26,137
		598,818
	Japan – 43.7%
1,100	Adastria Co., Ltd. (b)	22,629
700	ADEKA Corp. (b)	12,521
400	Aeon Fantasy Co., Ltd. (b)	19,470
1,600	Aichi Corp. (b)	10,860
900	Aichi Steel Corp. (b)	37,054
3,800	Aisan Industry Co., Ltd. (b)	40,596
600	Alpen Co., Ltd. (b)	13,425
1,400	Arata Corp. (b)	79,293
1,600	Bunka Shutter Co., Ltd. (b)	15,659
600	Canon Electronics, Inc. (b)	13,262
1,700	Central Glass Co., Ltd. (b)	39,146
400	Chudenko Corp. (b)	10,821
3,100	CKD Corp. (b)	67,472
6,100	CMK Corp. (b)	47,227
800	cocokara fine, Inc. (b)	55,533
Shares	Description	Value

	Japan (Continued)
2,600	Cosmo Energy Holdings Co., Ltd. (b)	$84,144
4,000	Daihen Corp. (b)	30,451
1,500	Daikyonishikawa Corp. (b)	24,513
500	Dainichiseika Color & Chemicals Manufacturing Co., Ltd. (b)	20,771
1,400	Daiwabo Holdings Co., Ltd. (b)	60,639
2,700	DCM Holdings Co., Ltd. (b)	27,475
700	Denka Co., Ltd. (b)	23,698
3,000	Dexerials Corp. (b)	31,116
1,000	Dowa Holdings Co., Ltd. (b)	35,784
700	Eagle Industry Co., Ltd. (b)	12,195
3,900	EDION Corp. (b)	45,088
1,900	EPS Holdings, Inc. (b)	39,008
1,200	ESPEC Corp. (b)	28,134
1,600	Exedy Corp. (b)	50,625
1,100	F@N Communications, Inc. (b)	7,369
600	Fancl Corp. (b)	22,084
1,100	FCC Co., Ltd (b)	30,944
9,000	FDK Corp. (b) (c)	16,177
2,600	Fuji Corp. (b)	51,319
700	Fujimori Kogyo Co., Ltd. (b)	24,870
3,300	Futaba Industrial Co., Ltd. (b)	27,980
700	Fuyo General Lease Co., Ltd. (b)	47,761
1,700	Geo Holdings Corp. (b)	27,008
1,000	Goldcrest Co., Ltd. (b)	21,340
2,000	GS Yuasa Corp. (b)	10,865
2,400	G-Tekt Corp. (b)	46,459
1,100	Gunze Ltd. (b)	62,747
1,300	Hamakyorex Co., Ltd. (b)	43,799
7,000	Hazama Ando Corp. (b)	53,117
1,200	Heiwa Corp. (b)	23,661
1,200	HIS Co., Ltd. (b)	43,717
700	Hodogaya Chemical Co., Ltd. (b)	31,254
5,800	Hokuetsu Kishu Paper Co., Ltd. (b)	37,490
3,700	Hosiden Corp. (b)	46,549
600	Hosokawa Micron Corp. (b)	41,329
1,200	House Foods Group, Inc. (b)	39,600
2,200	IBJ Leasing Co., Ltd. (b)	62,186
3,000	Idec Corp. (b)	73,134
3,400	Ishihara Sangyo Kaisha Ltd. (b) (c)	41,334
5,700	Itochu Enex Co., Ltd. (b)	53,931
400	Iwatani Corp. (b)	14,772
700	Jafco Co., Ltd. (b)	32,691
2,000	Japan Aviation Electronics Industry Ltd. (b)	28,434
1,700	Justsystems Corp. (b)	41,341
2,000	Kaga Electronics Co., Ltd. (b)	51,701
3,700	Kamei Corp. (b)	51,071
2,000	Kaneka Corp. (b)	19,895
2,900	Kanematsu Corp. (b)	39,117
1,100	Kanto Denka Kogyo Co., Ltd. (b)	11,309
3,200	Kasai Kogyo Co., Ltd. (b)	41,333

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
400	Kato Sangyo Co., Ltd. (b)	$14,043
2,800	Keihin Corp. (b)	57,606
2,000	KNT-CT Holdings Co., Ltd. (b) (c)	32,836
1,300	Kohnan Shoji Co., Ltd. (b)	31,336
2,800	Konishi Co., Ltd. (b)	44,988
2,200	K’s Holdings Corp. (b)	30,564
400	Kureha Corp. (b)	26,322
400	KYB Corp. (b)	18,735
2,200	Kyokuto Kaihatsu Kogyo Co., Ltd. (b)	32,531
1,800	Kyowa Exeo Corp. (b)	48,182
1,800	Lasertec Corp. (b)	65,613
3,500	Leopalace21 Corp. (b)	28,722
400	Lintec Corp. (b)	11,521
3,300	Macnica Fuji Electronics Holdings, Inc. (b)	58,989
700	Maeda Kosen Co., Ltd (b)	11,418
1,000	Maeda Road Construction Co., Ltd. (b)	20,089
600	Maruwa Co., Ltd. (b)	47,169
1,800	Megachips Corp. (b)	63,085
4,100	Mirait Holdings Corp. (b)	65,567
2,900	Mitsui High-Tec, Inc. (b)	42,754
1,200	Mitsui Mining & Smelting Co., Ltd. (b)	53,208
400	Mitsui Sugar Co., Ltd. (b)	15,382
1,500	Modec, Inc. (b)	37,119
1,600	Musashi Seimitsu Industry Co., Ltd (b)	54,260
700	Nagase & Co., Ltd. (b)	11,902
4,600	NET One Systems Co., Ltd. (b)	67,551
3,400	NHK Spring Co., Ltd. (b)	36,413
1,200	NichiiGakkan Co., Ltd. (b)	13,608
1,100	Nippo Corp. (b)	24,798
1,800	Nippon Koei Co., Ltd. (b)	55,315
4,300	Nippon Light Metal Holdings Co., Ltd. (b)	11,242
700	Nippon Paper Industries Co., Ltd. (b)	12,949
900	Nippon Steel & Sumikin Bussan Corp. (b)	49,821
400	Nishimatsu Construction Co., Ltd. (b)	9,953
400	Nishio Rent All Co., Ltd. (b)	12,451
1,000	Nisshinbo Holdings, Inc. (b)	13,543
1,900	Nissin Corp. (b)	50,078
1,000	Nissin Electric Co., Ltd. (b)	9,390
400	Nitto Boseki Co., Ltd. (b)	8,584
1,000	Noritake Co., Ltd. (b)	42,826
2,500	Ohara, Inc. (b)	58,643
6,500	Okabe Co., Ltd. (b)	60,269
1,150	Okinawa Electric Power (The) Co., Inc. (b)	32,468
1,700	Open House Co., Ltd. (b)	104,445
Shares	Description	Value

	Japan (Continued)
2,600	Optex Group Co., Ltd. (b)	$66,297
2,700	Pacific Industrial Co., Ltd. (b)	36,010
800	PAL GROUP Holdings Co., Ltd. (b)	21,892
1,600	PALTAC Corp. (b)	87,193
6,600	Press Kogyo Co., Ltd. (b)	39,557
7,000	Prima Meat Packers Ltd. (b)	39,394
2,100	Qol Co., Ltd. (b)	41,610
2,500	Raito Kogyo Co., Ltd. (b)	26,448
1,100	Relia, Inc. (b)	13,452
4,100	Rengo Co., Ltd. (b)	35,441
300	Ricoh Leasing Co., Ltd. (b)	9,942
2,700	Round One Corp. (b)	42,850
1,400	Ryobi Ltd. (b)	37,138
1,200	Ryosan Co., Ltd. (b)	43,353
900	S Foods, Inc. (b)	37,246
2,400	Sakai Chemical Industry Co., Ltd. (b)	62,141
1,100	Sakai Moving Service Co., Ltd. (b)	57,241
2,200	San-Ai Oil Co., Ltd. (b)	32,537
1,800	Sanden Holdings Corp. (b) (c)	25,268
9,000	Sanken Electric Co., Ltd. (b)	66,531
1,100	Sankyu, Inc. (b)	54,734
200	Sanyo Denki Co., Ltd. (b)	15,509
1,900	Sanyo Special Steel Co., Ltd. (b)	48,037
500	Shima Seiki Manufacturing Ltd. (b)	35,122
400	Shindengen Electric Manufacturing Co., Ltd. (b)	26,204
5,400	Shinko Electric Industries Co., Ltd. (b)	39,919
4,000	Shinmaywa Industries Ltd. (b)	33,085
5,000	Showa Corp. (b)	85,660
8,000	Sinfonia Technology Co., Ltd. (b)	27,638
10,900	SKY Perfect JSAT Holdings, Inc. (b)	49,034
2,000	Sodick Co., Ltd. (b)	26,245
600	Sogo Medical Co., Ltd. (b)	16,896
1,300	Solasto Corp. (b)	35,224
1,400	Starts Corp, Inc. (b)	38,374
300	Stella Chemifa Corp. (b)	9,024
2,300	Sumitomo Forestry Co., Ltd. (b)	36,989
5,000	Sumitomo Osaka Cement Co., Ltd. (b)	22,071
500	Sumitomo Seika Chemicals Co., Ltd. (b)	23,982
1,500	Systena Corp. (b)	60,909
900	Taihei Dengyo Kaisha Ltd. (b)	22,949
700	Takasago International Corp. (b)	20,602
2,000	Takuma Co., Ltd. (b)	22,007
4,000	Tamura Corp. (b)	30,310
3,200	Tatsuta Electric Wire and Cable Co., Ltd. (b)	19,474
1,800	Toagosei Co., Ltd. (b)	21,296

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
2,500	Tocalo Co., Ltd. (b)	$30,388
5,000	Toda Corp. (b)	36,342
200	Toei Co., Ltd. (b)	21,386
1,100	Toho Zinc Co., Ltd. (b)	51,846
200	Token Corp. (b)	20,022
1,500	Tokuyama Corp. (b)	47,542
3,000	Tokyo Steel Manufacturing Co., Ltd. (b)	24,197
800	Topre Corp. (b)	23,462
1,100	Topy Industries Ltd. (b)	31,774
800	Toridoll Holdings Corp. (b)	29,567
11,000	Toshiba Machine Co., Ltd.	77,327
200	Towa Pharmaceutical Co., Ltd. (b)	12,741
2,000	Toyo Ink SC Holdings Co., Ltd. (b)	12,521
700	TPR Co., Ltd. (b)	19,947
700	TS Tech Co., Ltd. (b)	27,906
5,000	Tsubakimoto Chain Co. (b)	40,874
6,000	Tsugami Corp. (b)	77,239
400	UACJ Corp. (b)	10,275
1,300	Ube Industries Ltd. (b)	38,093
200	Ulvac, Inc. (b)	11,315
2,200	Unipres Corp. (b)	49,964
1,000	United Arrows Ltd. (b)	37,917
2,600	Wacom Co., Ltd. (b)	12,823
1,000	Wakita & Co., Ltd. (b)	11,081
600	Xebio Holdings Co., Ltd. (b)	11,892
900	YAMABIKO Corp. (b)	11,835
2,300	Yamazen Corp. (b)	23,880
300	Yaoko Co., Ltd. (b)	16,132
1,300	Yellow Hat Ltd. (b)	38,712
3,100	Yokogawa Bridge Holdings Corp (b)	66,676
2,300	Yorozu Corp. (b)	38,177
1,400	Yuasa Trading Co., Ltd. (b)	46,026
7,800	Yurtec Corp. (b)	62,299
900	Zeon Corp. (b)	13,075
2,500	Zojirushi Corp. (b)	36,846
		6,681,519
	Jersey – 0.5%
6,188	Highland Gold Mining Ltd. (b)	13,355
1,263	Wizz Air Holdings PLC (b) (c) (d)	57,739
		71,094
	Luxembourg – 0.5%
1,226	ADO Properties S.A. (b) (d)	68,956
	Netherlands – 0.8%
1,124	AMG Advanced Metallurgical Group N.V. (b)	50,268
697	BE Semiconductor Industries N.V. (b)	71,499
Shares	Description	Value

	Netherlands (Continued)
1,590	SRH N.V. (b) (c) (e)	$0
		121,767
	New Zealand – 0.7%
14,456	Metlifecare Ltd. (b)	61,215
31,053	SKY Network Television Ltd. (b)	51,709
		112,924
	Norway – 1.3%
1,475	Aker ASA (b)	83,448
3,488	Austevoll Seafood ASA (b)	35,101
8,836	DNO ASA (b) (c)	14,018
4,426	Entra ASA (b) (d)	60,420
		192,987
	Portugal – 0.4%
9,698	Mota-Engil SGPS S.A. (b)	38,993
20,086	Sonae SGPS S.A. (b)	27,109
		66,102
	Singapore – 0.2%
26,700	Yanlord Land Group Ltd. (b)	34,569
	South Korea – 12.6%
899	CJ E&M Corp. (b)	78,079
520	Daelim Industrial Co., Ltd. (b)	36,114
625	Daesang Corp. (b)	15,219
3,630	DB HiTek Co., Ltd. (b) (c)	49,897
489	Doosan Corp. (b)	49,433
1,013	Fila Korea Ltd. (b)	102,800
1,090	Green Cross Holdings Corp. (b)	40,895
804	GS Retail Co., Ltd. (b)	23,264
883	Halla Holdings Corp. (b)	40,980
897	Handsome Co., Ltd. (b)	25,969
473	Hanil Cement Co., Ltd. (b)	47,986
2,542	Hankook Tire Worldwide Co., Ltd. (b)	45,147
418	Hanwha Techwin Co., Ltd. (b) (c)	11,399
785	Hyundai Department Store Co., Ltd. (b)	67,006
1,167	Hyundai Development Co-Engineering & Construction (b)	41,758
278	Hyundai Elevator Co., Ltd. (b)	20,915
344	Hyundai Home Shopping Network Corp. (b)	33,755
2,113	IS Dongseo Co., Ltd. (b)	60,221
2,314	JB Financial Group Co., Ltd. (b)	13,279
196	Kolon Industries, Inc. (b)	12,167
5,480	Korea Asset In Trust Co., Ltd. (b)	30,929
801	Korea Line Corp. (b) (c)	21,257
224	Korea Petro Chemical Ind. Co., Ltd. (b)	61,986
20,972	Korea Real Estate Investment & Trust Co., Ltd. (b)	59,399

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
1,624	LF Corp. (b)	$40,497
311	LG Hausys Ltd. (b)	22,607
336	LOTTE Fine Chemical Co., Ltd. (b)	22,570
634	LOTTE Himart Co., Ltd. (b)	43,756
176	LS Corp. (b)	12,244
2,816	Meritz Fire & Marine Insurance Co., Ltd. (b)	56,098
5,559	Mirae Asset Life Insurance Co., Ltd. (b)	26,192
4,191	Nexen Tire Corp.	48,952
1,083	Poongsan Corp. (b)	39,371
937	POSCO Chemtech Co., Ltd. (b)	42,035
1,324	Seah Besteel Corp. (b)	32,956
442	SeAH Steel Corp. (b)	34,710
553	Seoul Semiconductor Co., Ltd. (b)	10,458
744	SK Gas Ltd. (b)	65,345
1,346	SKC Co., Ltd. (b)	48,656
3,732	SL Corp. (b)	73,289
5,858	Ssangyong Cement Industrial Co., Ltd. (b)	129,481
37	Taekwang Industrial Co., Ltd.	43,738
6,588	Taeyoung Engineering & Construction Co., Ltd. (b)	65,474
7,346	Wonik Holdings Co., Ltd. (b) (c)	51,670
38	Young Poong Corp. (b)	32,677
		1,932,630
	Spain – 0.2%
4,661	Ence Energia y Celulosa S.A. (b)	35,182
533	Let’s GOWEX S.A. (b) (c) (e) (f)	0
		35,182
	Sweden – 1.9%
7,611	Dios Fastigheter AB (b)	51,488
4,338	Fingerprint Cards AB, Class B (b) (c)	4,190
4,780	Hemfosa Fastigheter AB (b)	58,067
36,477	Klovern AB, Class B (b)	45,328
7,061	Kungsleden AB (b)	47,266
18,955	SAS AB (b) (c)	45,035
1,490	Wihlborgs Fastigheter AB (b)	34,578
		285,952
	Switzerland – 0.4%
110	Bobst Group S.A. (b)	12,201
52	Bossard Holding AG, Class A (b)	10,686
37	Infineon Holding AG (b)	22,781
37	Siegfried Holding AG (b)	12,464
		58,132
	United Kingdom – 4.9%
23,250	Acacia Mining PLC (b)	46,599
23,590	Cairn Energy PLC (b) (c)	68,380
Shares	Description	Value

	United Kingdom (Continued)
4,577	Computacenter PLC (b)	$73,930
18,687	Dixons Carphone PLC (b)	48,865
15,597	Ferrexpo PLC (b)	53,598
23,167	Firstgroup PLC (b) (c)	26,689
2,160	J D Wetherspoon PLC (b)	34,550
12,672	John Laing Group PLC (b) (d)	47,880
8,312	Marston’s PLC (b)	11,784
7,718	N Brown Group PLC	19,112
8,332	Northgate PLC (b)	39,440
13,485	Premier Oil PLC (b) (c)	13,163
2,176	Provident Financial PLC (b)	20,829
1,525	Redrow PLC (b)	12,743
3,275	Senior PLC (b)	13,846
20,315	SIG PLC (b)	38,657
3,320	Sole Realisation Co., PLC (b) (c) (e)	0
11,005	Sports Direct International PLC (b) (c)	56,800
37,552	Thomas Cook Group PLC (b)	62,352
3,108	Vedanta Resources PLC (b)	30,885
3,063	Vesuvius PLC (b)	25,108
		745,210
	Total Common Stocks	14,087,632
	(Cost $13,886,646)
REAL ESTATE INVESTMENT TRUSTS (a) – 7.0%
	Australia – 3.0%
16,348	Abacus Property Group (b)	43,792
20,948	BWP Trust (b)	48,762
5,754	Charter Hall Group (b)	25,470
19,555	Charter Hall Retail REIT (b)	58,082
80,884	Cromwell Property Group (b)	66,602
19,494	Growthpoint Properties Australia Ltd. (b)	49,601
17,165	Investa Office Fund (b)	57,141
41,335	National Storage REIT (b)	50,144
33,731	Shopping Centres Australasia Property Group (b)	60,602
		460,196
	Belgium – 0.3%
768	Befimmo S.A. (b)	49,648
	Canada – 1.0%
761	Allied Properties Real Estate Investment Trust	23,958
303	Granite Real Estate Investment Trust	11,950
3,378	Northview Apartment Real Estate Investment Trust	67,646
5,352	NorthWest Healthcare Properties Real Estate Investment Trust	46,817
		150,371
	Ireland – 0.6%
27,216	Green REIT PLC (b)	50,740

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Ireland (Continued)
26,895	Hibernia REIT PLC	$47,786
		98,526
	Italy – 0.1%
2,323	Immobiliare Grande Distribuzione SIIQ S.p.A (b)	21,703
	Netherlands – 0.3%
1,134	Eurocommercial Properties N.V. (b)	46,826
	Singapore – 0.2%
28,500	Mapletree Greater China Commercial Trust (b)	25,047
	Spain – 1.0%
3,362	Hispania Activos Inmobiliarios Socimi S.A. (b)	71,609
6,237	Lar Espana Real Estate Socimi S.A. (b)	74,873
		146,482
	United Kingdom – 0.5%
2,069	Safestore Holdings PLC (b)	14,267
5,257	UNITE Group (The) PLC (b)	58,337
		72,604
	Total Real Estate Investment Trusts	1,071,403
	(Cost $1,027,436)
RIGHTS (a) – 0.0%
	United Kingdom – 0.0%
1	John Laing Group PLC, expiring 12/31/49 (b) (c) (e)	0
	(Cost $0)
	Total Investments – 99.2%	15,159,035
	(Cost $14,914,082) (g)
	Net Other Assets and Liabilities – 0.8%	120,394
	Net Assets – 100.0%	$15,279,429

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $13,998,914 or 91.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Portfolio of Investments).
(f)	This issuer has filed for protection in federal bankruptcy court.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,067,489 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $822,536. The net unrealized appreciation was $244,953.

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 718,496	$ 718,496	$ —	$ —
Cayman Islands	35,595	—	35,595	—**
Greece	124,670	54,339	70,331	—
Japan	6,681,519	77,327	6,604,192	—
Netherlands	121,767	—	121,767	—**
South Korea	1,932,630	92,690	1,839,940	—
Spain	35,182	—	35,182	—**
United Kingdom	745,210	19,112	726,098	—**
Other Country Categories*	3,692,563	—	3,692,563	—
Real Estate Investment Trusts:
Canada	150,371	150,371	—	—
Ireland	98,526	47,786	50,740	—
Other Country Categories*	822,506	—	822,506	—
Rights*	—**	—	—	—**
Total Investments	$ 15,159,035	$ 1,160,121	$ 13,998,914	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred investments valued at $7,901,959 from Level 1 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these investments were valued based on quoted prices.
Level 3 Common Stocks and Rights are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks and Rights values are based on unobservable and non-quantitative inputs. The Trust’s Board of Trustees has adopted valuation procedures that are utilized by the Advisor’s Pricing Committee to oversee the day-to-day valuation of the Fund’s investments. The Advisor’s Pricing Committee, through the Fund’s fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor’s Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund’s investments to prior day third-party pricing service prices. Additionally, the Advisor’s Pricing Committee reviews periodic information from the Fund’s third-party pricing service that compares secondary market trade prices to their daily valuations.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at December 31, 2017
Common Stocks	$—**
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation
Common Stocks	—**
Purchases:	—
Rights	—**
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at March 31, 2018
Common Stocks	—**
Rights	—**
Total Level 3 holdings	$—**
**Investment is valued at $0.

Sector Allocation	% of Total Long-Term Investments
Industrials	22.5%
Consumer Discretionary	20.7
Materials	17.4
Real Estate	12.8
Information Technology	10.8
Energy	5.5
Financials	4.7
Consumer Staples	3.0
Health Care	2.2
Utilities	0.4
Total	100.0%

See Notes to Portfolio of Investments

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Currency Exposure Diversification	% of Total Investments
JPY	44.1%
EUR	15.0
KRW	12.8
AUD	8.0
GBP	6.1
CAD	5.7
HKD	1.9
SEK	1.9
NOK	1.4
ILS	1.3
NZD	0.7
SGD	0.4
CHF	0.4
DKK	0.3
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
See Notes to Portfolio of Investments

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.9%
	Bermuda – 1.5%
2,542,094	China Foods Ltd. (b)	$1,178,739
18,597,600	Gemdale Properties & Investment Corp., Ltd. (b)	2,258,837
5,788,492	Sinofert Holdings Ltd. (b) (c)	742,023
2,333,594	Sinopec Kantons Holdings Ltd. (b)	1,158,014
		5,337,613
	Brazil – 8.3%
99,421	Arezzo Industria e Comercio S.A.	1,522,280
78,736	B2W Cia Digital (c)	611,486
188,705	Banco do Estado do Rio Grande do Sul S.A., Class B (Preference Shares)	1,158,597
158,542	Cia de Saneamento de Minas Gerais-Copasa	2,308,894
58,498	Cia Hering	365,718
117,913	Cia Paranaense de Energia, Class B (Preference Shares)	931,461
40,656	CVC Brasil Operadora e Agencia de Viagens S.A.	746,880
160,409	Estacio Participacoes S.A.	1,699,103
620,613	Gol Linhas Aereas Inteligentes S.A. (Preference Shares) (c)	4,069,809
77,431	Iochpe-Maxion S.A.	613,782
1,523,714	Marcopolo S.A. (Preference Shares)	1,799,962
177,417	Marisa Lojas S.A. (c)	354,678
626,481	Metalurgica Gerdau S.A. (Preference Shares)	1,354,882
842,207	QGEP Participacoes S.A.	2,900,511
480,992	Randon SA Implementos e Participacoes (Preference Shares )	1,257,315
106,688	Ser Educacional S.A. (d)	646,633
201,259	SLC Agricola S.A.	2,106,195
41,355	Smiles Fidelidade S.A.	870,579
358,511	Via Varejo S.A.	3,292,509
		28,611,274
	Cayman Islands – 14.4%
1,198,380	361 Degrees International Ltd. (b)	388,603
38,179	Airtac International Group (b)	687,531
115,851	Bizlink Holding, Inc. (b)	975,941
323,640	Casetek Holdings Ltd. (b)	960,878
1,818,660	Chaowei Power Holdings Ltd. (b) (e)	990,080
4,692,237	China Aoyuan Property Group Ltd. (b)	4,379,318
15,043,154	China Dongxiang Group Co., Ltd. (b)	2,630,098
1,810,111	China Harmony New Energy Auto Holding Ltd. (b) (c)	1,175,797
Shares	Description	Value

	Cayman Islands (Continued)
3,838,412	China Lesso Group Holdings Ltd. (b)	$2,934,377
2,484,048	China Lumena New Materials Corp. (b) (c) (f)	0
11,550	China Metal Recycling Holdings Ltd. (b) (c) (f)	0
4,295,243	China SCE Property Holdings Ltd. (b)	2,241,515
184,094	China Shanshui Cement Group Ltd. (b) (c) (f)	11,729
2,412,638	China ZhengTong Auto Services Holdings Ltd. (b)	1,772,148
3,668,078	CT Environmental Group Ltd. (b)	662,325
4,209,605	Dongyue Group Ltd. (b)	4,111,075
3,823,644	Fufeng Group Ltd. (b)	2,282,328
4,556,454	Grand Baoxin Auto Group Ltd. (b) (c)	1,927,838
6,912,150	Greenland Hong Kong Holdings Ltd. (b)	3,360,970
1,305,866	Greentown China Holdings Ltd. (b) (e)	1,785,887
2,562,948	Greentown Service Group Co., Ltd. (b)	2,183,753
428,941	Health and Happiness H&H International Holdings Ltd. (b) (c)	3,274,173
590,248	Li Ning Co., Ltd. (b) (c)	607,736
3,731,191	Lonking Holdings Ltd. (b)	1,605,041
4,112,181	Powerlong Real Estate Holdings Ltd. (b)	2,183,558
2,233,090	Redco Properties Group Ltd. (b) (d)	1,196,486
2,044,406	Shui On Land Ltd. (b)	559,564
22,952	Silergy Corp. (b)	521,154
2,027,716	Tianneng Power International Ltd. (b)	2,415,766
1,478,681	Xinyi Solar Holdings Ltd. (b)	602,096
1,938,881	Yuzhou Properties Co., Ltd. (b)	1,331,738
		49,759,503
	Chile – 1.2%
1,546,169	AES Gener S.A. (b)	435,207
150,138	CAP S.A. (b)	1,737,563
1,091,782	Salfacorp S.A.	2,113,418
		4,286,188
	China – 5.7%
3,753,784	Beijing Capital Land Ltd., Class H (b)	2,312,749
7,507,636	Beijing Jingneng Clean Energy Co., Ltd., Class H (b)	1,836,607
4,871,043	Bengang Steel Plates Co., Ltd., Class B (b) (c)	1,992,925
841,586	China Machinery Engineering Corp., Class H (b)	448,381

See Notes to Portfolio of Investments

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
10,545,724	China Suntien Green Energy Corp., Ltd., Class H (b)	$2,977,709
3,300,543	Harbin Electric Co., Ltd., Class H (b)	1,162,180
9,091,765	Huadian Fuxin Energy Corp., Ltd., Class H (b)	2,344,684
2,049,432	Huaxin Cement Co., Ltd., Class B (b)	2,772,316
5,605,358	Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H (b)	2,312,735
3,091,537	Sinotrans Ltd., Class H (b)	1,709,526
		19,869,812
	Egypt – 0.9%
2,086,211	Egyptian Financial Group-Hermes Holding Co.	3,003,292
	Hong Kong – 5.4%
4,496,379	China Agri-Industries Holdings Ltd. (b)	1,987,712
815,978	China Overseas Grand Oceans Group Ltd. (b)	399,967
4,796,805	China Power International Development Ltd. (b)	1,240,206
9,174,742	China South City Holdings Ltd. (b)	2,085,703
1,937,031	Hua Hong Semiconductor Ltd. (b) (d)	3,879,292
5,102,338	Poly Property Group Co., Ltd. (b) (c)	2,534,342
11,558,156	Shougang Fushan Resources Group Ltd. (b)	2,988,600
3,652,694	Sinotrans Shipping Ltd. (b)	982,475
10,293,288	Yuexiu Property Co., Ltd. (b)	2,447,976
		18,546,273
	Hungary – 0.7%
1,433,957	Magyar Telekom Telecommunications PLC (b)	2,558,971
	India – 2.7%
249,018	Dewan Housing Finance Corp., Ltd. (b)	1,983,684
311,315	Indiabulls Real Estate Ltd. (b) (c)	853,903
762,385	Jindal Steel & Power Ltd. (b) (c)	2,587,442
117,299	Reliance Capital Ltd. (b)	774,745
5,346,622	Reliance Communications Ltd. (b) (c)	1,806,595
220,740	Reliance Infrastructure Ltd. (b)	1,454,019
		9,460,388
	Indonesia – 3.1%
2,725,788	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	407,854
Shares	Description	Value

	Indonesia (Continued)
6,720,264	Bank Tabungan Negara Persero Tbk PT (b)	$1,860,856
13,504,829	Bukit Asam Persero Tbk PT (b)	2,903,167
1,393,833	Indo Tambangraya Megah Tbk PT (b)	2,892,753
1,265,530	Jasa Marga Persero Tbk PT (b)	422,935
13,440,522	Perusahaan Gas Negara Persero Tbk (b)	2,260,443
		10,748,008
	Jersey – 0.5%
9,665,883	West China Cement Ltd. (b) (c)	1,845,727
	Malaysia – 1.5%
2,564,400	AirAsia Bhd	2,605,504
4,158,100	VS Industry Bhd (b)	2,538,630
		5,144,134
	Mexico – 1.9%
1,827,992	Corp Inmobiliaria Vesta SAB de CV	2,698,752
175,463	Grupo Financiero Interacciones SA de CV	853,186
627,911	Megacable Holdings SAB de C.V.	2,885,351
		6,437,289
	Philippines – 0.8%
7,461,100	Bloomberry Resorts Corp. (b) (c)	2,064,988
512,630	Puregold Price Club, Inc.	515,307
		2,580,295
	Poland – 4.0%
82,836	Asseco Poland S.A. (b)	1,090,386
13,891	CCC S.A. (b)	948,869
117,182	Ciech S.A. (b) (c)	2,021,482
515,921	Enea S.A. (b)	1,391,162
712,281	Energa S.A. (b)	2,008,352
49,637	Eurocash S.A. (b) (e)	342,265
127,792	Grupa Lotos S.A. (b)	1,976,154
98,937	Jastrzebska Spolka Weglowa S.A. (b) (c)	2,345,670
2,545,213	Tauron Polska Energia S.A. (b) (c)	1,808,145
		13,932,485
	Russia – 1.1%
400,825	Mechel PJSC (b) (c)	896,429
49,755,692	Mosenergo PJSC (b)	2,523,827
2,266,716	Sistema PJSC F.C. (b)	462,298
		3,882,554
	South Africa – 4.2%
70,058	AECI Ltd.	683,493
41,295	Astral Foods Ltd.	1,091,154
57,065	Barloworld Ltd. (b)	803,573
74,245	EOH Holdings Ltd. (b)	269,652

See Notes to Portfolio of Investments

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Africa (Continued)
289,128	Exxaro Resources Ltd. (b)	$2,668,695
879,777	Harmony Gold Mining Co., Ltd. (b)	2,090,783
37,146	Imperial Holdings Ltd. (b)	732,234
1,607,588	Nampak Ltd. (c)	2,064,013
596,509	Telkom S.A. SOC Ltd. (b)	2,678,617
698,262	Tsogo Sun Holdings Ltd. (b)	1,372,009
		14,454,223
	Taiwan – 23.4%
651,713	Accton Technology Corp. (b)	2,152,938
569,882	Asia Optical Co., Inc. (b)	2,057,314
1,787,333	Cheng Loong Corp. (b)	1,001,347
760,655	Cheng Uei Precision Industry Co., Ltd. (b)	1,075,584
1,393,421	China Airlines Ltd. (b) (c)	512,584
1,058,347	China General Plastics Corp. (b)	1,142,542
4,571,359	China Petrochemical Development Corp. (b) (c)	1,988,781
1,768,985	China Synthetic Rubber Corp. (b)	2,945,014
548,286	Chin-Poon Industrial Co., Ltd.	968,437
2,687,895	ChipMOS Technologies, Inc. (b)	2,144,918
910,344	Chong Hong Construction Co., Ltd.	2,657,004
6,022,923	Chung Hung Steel Corp. (b) (c)	2,416,502
2,410,540	Compeq Manufacturing Co., Ltd. (b)	2,510,440
413,348	Epistar Corp. (b) (c)	600,660
1,078,011	Eva Airways Corp.	550,892
2,758,681	Evergreen Marine Corp. Taiwan Ltd. (b) (c)	1,440,655
333,080	Everlight Electronics Co., Ltd. (b)	515,025
379,872	Getac Technology Corp. (b)	549,694
830,610	Gigabyte Technology Co., Ltd. (b)	1,961,697
412,610	Global Unichip Corp. (b)	4,599,822
3,491,310	Grand Pacific Petrochemical (b)	3,689,235
947,441	Greatek Electronics, Inc. (b)	1,815,537
6,759,773	HannStar Display Corp. (b)	2,360,929
178,155	Hiwin Technologies Corp. (b)	2,573,014
719,887	Huaku Development Co., Ltd. (b)	1,785,676
816,034	ITEQ Corp. (b)	1,948,186
1,601,898	King Yuan Electronics Co., Ltd. (b)	1,681,450
223,757	Kinsus Interconnect Technology Corp. (b)	433,905
1,572,817	LCY Chemical Corp.	2,397,768
540,841	Lien Hwa Industrial Corp. (b)	698,014
1,063,759	Long Chen Paper Co., Ltd. (b)	1,208,082
343,471	Lotes Co., Ltd. (b)	2,563,494
83,519	Merry Electronics Co., Ltd. (b)	487,717
1,296,774	Mitac Holdings Corp.	1,507,722
Shares	Description	Value

	Taiwan (Continued)
365,086	Powertech Technology, Inc. (b)	$1,150,922
425,451	Primax Electronics Ltd. (b)	953,578
1,491,088	Qisda Corp. (b)	1,116,480
671,218	Radiant Opto-Electronics Corp. (b)	1,664,859
2,285,679	Ruentex Development Co., Ltd. (b) (g)	2,709,507
1,061,391	Ruentex Industries Ltd. (b)	2,072,005
5,248,501	Shin Kong Financial Holding Co., Ltd. (b)	2,011,508
195,290	Shin Zu Shing Co., Ltd. (b)	615,272
580,171	Taiwan Hon Chuan Enterprise Co., Ltd. (b)	1,119,215
2,914,762	Unimicron Technology Corp. (b)	1,911,740
2,293,932	Walsin Lihwa Corp. (b)	1,414,455
2,437,988	Winbond Electronics Corp. (b)	1,661,413
679,688	WT Microelectronics Co., Ltd.	1,079,314
4,236,126	Yieh Phui Enterprise Co., Ltd. (b)	1,581,015
1,229,641	Yulon Motor Co., Ltd. (b)	955,849
		80,959,711
	Thailand – 8.2%
2,393,000	Amata Corp. PCL	1,545,846
4,471,800	AP Thailand PCL	1,129,748
1,747,100	Bangchak Corp. PCL	2,053,276
3,275,800	Beauty Community PCL	2,231,357
402,900	Carabao Group PCL, Class F	798,842
3,853,800	Com7 PCL, Class F	2,316,963
2,638,200	Erawan Group (The) PCL	658,074
5,176,600	Esso Thailand PCL (c)	2,930,151
370,400	Hana Microelectronics PCL	384,970
1,388,400	Mega Lifesciences PCL	1,964,717
3,777,400	Origin Property PCL, Class F	2,319,350
715,400	Pruksa Real Estate PCL (b) (c)	306,796
653,300	Ratchaburi Electricity Generating Holding PCL	1,091,619
7,695,000	Sansiri PCL	408,497
3,511,600	Siamgas & Petrochemicals PCL	3,284,755
583,400	Srisawad Corp PCL	1,138,068
8,088,000	Univentures PCL	2,418,382
626,200	Workpoint Entertainment PCL	1,271,625
		28,253,036
	Turkey – 7.4%
157,232	Aksa Akrilik Kimya Sanayii A.S. (b)	668,762
494,793	Aygaz A.S.	1,828,526
8,565,016	Dogan Sirketler Grubu Holding A.S. (b) (c)	2,894,091
3,282,625	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (b) (c)	3,323,683
373,774	Pegasus Hava Tasimaciligi A.S. (b) (c)	3,405,100
625,750	Petkim Petrokimya Holding A.S.	1,291,056

See Notes to Portfolio of Investments

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Turkey (Continued)
1,829,950	Soda Sanayii A.S. (b)	$2,544,325
795,428	Tekfen Holding A.S. (b)	3,434,960
2,565,963	Trakya Cam Sanayii A.S. (b)	3,330,964
1,346,068	Turkiye Sinai Kalkinma Bankasi A.S. (b)	520,429
1,817,453	Turkiye Sise ve Cam Fabrikalari A.S.	2,377,020
		25,618,916
	Total Common Stocks	335,289,692
	(Cost $299,047,087)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.0%
	South Africa – 2.4%
1,067,681	Emira Property Fund Ltd. (b)	1,398,544
200,722	Hyprop Investments Ltd.	1,834,834
7,232,505	SA Corporate Real Estate Ltd. (b)	2,983,844
1,073,350	Vukile Property Fund Ltd.	1,983,731
		8,200,953
	Turkey – 0.6%
3,475,542	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. (b) (c)	2,236,008
	Total Real Estate Investment Trusts	10,436,961
	(Cost $9,947,919)
MONEY MARKET FUNDS – 0.2%
762,736	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.62% (h) (i)	762,736
	(Cost $762,736)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.3%
$21,748	BNP Paribas S.A., 1.73% (h), dated 3/29/18, due 4/2/18, with a maturity value of $21,752. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 11/15/20. The value of the collateral including accrued interest is $22,401. (i)	21,748
Principal Value	Description	Value

$1,145,669	JPMorgan Chase & Co., 1.72% (h), dated 3/29/18, due 4/2/18, with a maturity value of $1,145,888. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.875%, due 6/30/21 to 3/31/22. The value of the collateral including accrued interest is $1,175,478. (i)	$1,145,669
	Total Repurchase Agreements	1,167,417
	(Cost $1,167,417)
	Total Investments – 100.4%	347,656,806
	(Cost $310,925,159) (j)
	Net Other Assets and Liabilities – (0.4)%	(1,442,344)
	Net Assets – 100.0%	$346,214,462

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $251,771,511 or 72.7% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $376,322 and the total value of the collateral held by the Fund is $1,930,153.
(f)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Portfolio of Investments).
(g)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal year-to-date period (January 1, 2018 through March 31, 2018).
(h)	Rate shown reflects yield as of March 31, 2018.
(i)	This security serves as collateral for securities on loan.

See Notes to Portfolio of Investments

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $50,650,019 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,918,372. The net unrealized appreciation was $36,731,647.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$ 28,611,274	$ 28,611,274	$ —	$ —
Cayman Islands	49,759,503	—	49,747,774	11,729
Chile	4,286,188	2,113,418	2,172,770	—
Egypt	3,003,292	3,003,292	—	—
Indonesia	10,748,008	407,854	10,340,154	—
Malaysia	5,144,134	2,605,504	2,538,630	—
Mexico	6,437,289	6,437,289	—	—
Philippines	2,580,295	515,307	2,064,988	—
South Africa	14,454,223	3,838,660	10,615,563	—
Taiwan	80,959,711	9,161,137	71,798,574	—
Thailand	28,253,036	27,946,240	306,796	—
Turkey	25,618,916	5,496,602	20,122,314	—
Other Country Categories*	75,433,823	—	75,433,823	—
Real Estate Investment Trusts:
South Africa	8,200,953	3,818,565	4,382,388	—
Turkey	2,236,008	—	2,236,008	—
Money Market Funds	762,736	762,736	—	—
Repurchase Agreements	1,167,417	—	1,167,417	—
Total Investments	$ 347,656,806	$ 94,717,878	$ 252,927,199	$ 11,729

*	See Portfolio of Investments for country breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred investments valued at $203,851,726 from Level 1 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on the last business day of the period exceeding a certain threshold. In addition, as of March 31, 2018, the Fund transferred a common stock valued at $306,796 from Level 1 to Level 2 of the fair value hierarchy. The common stock that transferred did so as a result of using the general offer price of the tender offer. Previously, these securities were valued based on quoted prices.
The following provides information on the Level 3 equity security held by the Fund that was valued at March 31, 2018 based on unobservable inputs.
Asset Type	Fair Value at 3/31/18	Valuation Technique	Unobservable Inputs	Amount	Impact to Valuation from an Increase to Input (a)
Equity	$11,729	Expected Distribution	Recovery Rate	25%-75%	Increase
(a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in the input could result in significantly higher or lower fair value measurements.
Level 3 common stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 common stock values are based on unobservable and non-quantitative inputs. The Trust’s Board of Trustees has adopted valuation procedures that are utilized by the Advisor’s Pricing Committee to oversee the day-to-day valuation of the Fund’s investments. The Advisor’s Pricing Committee, through the Fund’s fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor’s Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund’s investments to prior day third-party pricing service prices. Additionally, the Advisor’s Pricing Committee reviews periodic information from the Fund’s third-party pricing service that compares secondary market trade prices to their daily valuations.

See Notes to Portfolio of Investments

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at December 31, 2017
Common Stocks	$11,781
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation	(52)
Purchases	—
Sales	—
Transfers In	—
Transfers Out	—
Ending Balance at March 31, 2018
Common Stocks	11,729
Total Level 3 holdings	$11,729
There was a net change of $52 in unrealized appreciation (depreciation) from Level 3 investments held as of March 31, 2018.
Sector Allocation	% of Total Long-Term Investments
Materials	17.1%
Real Estate	16.9
Information Technology	14.9
Industrials	14.1
Consumer Discretionary	12.3
Energy	7.4
Utilities	7.0
Financials	4.0
Consumer Staples	3.5
Telecommunication Services	2.2
Health Care	0.6
Total	100.0%

Currency Exposure Diversification	% of Total Investments
HKD	25.7%
TWD	24.2
BRL	8.2
THB	8.1
TRY	8.0
ZAR	6.5
PLN	4.0
IDR	3.1
INR	2.7
MXN	1.9
MYR	1.5
USD	1.4
CLP	1.2
RUB	1.1
EGP	0.9
PHP	0.8
HUF	0.7
Total	100.0%

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
EGP	Egyptian Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Portfolio of Investments

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 93.4%
	Austria – 5.0%
4,168	Lenzing AG (b)	$515,420
12,971	OMV AG (b)	756,560
13,529	Raiffeisen Bank International AG (b) (c)	526,949
66,644	Telekom Austria AG (b)	635,766
28,852	UNIQA Insurance Group AG (b)	335,876
6,411	Verbund AG (b)	186,041
11,855	voestalpine AG (b)	621,880
		3,578,492
	Belgium – 5.6%
3,217	Ageas (b)	166,012
5,084	bpost S.A. (b)	114,861
2,028	Cie d’Enterprise CFE (b)	276,375
5,220	Elia System Operator S.A./N.V. (b)	326,352
1,437	Groupe Bruxelles Lambert S.A. (b)	164,355
12,833	KBC Ancora (b)	793,409
8,772	Proximus S.A.D.P. (b)	272,740
2,951	Sofina S.A. (b)	500,645
3,035	Solvay S.A. (b)	421,803
18,270	Umicore S.A. (b)	967,857
		4,004,409
	Finland – 3.7%
7,571	Fortum OYJ (b)	162,648
6,809	Konecranes OYJ (b) (d)	295,557
13,843	Neste OYJ (b)	963,542
72,737	Outokumpu OYJ (b) (d)	496,048
16,730	UPM-Kymmene OYJ (b) (d)	620,245
6,404	Wartsila OYJ Abp (b)	141,499
		2,679,539
	France – 19.8%
38,342	Air France-KLM (b) (c)	427,852
17,792	Alstom S.A. (b)	802,463
2,465	Arkema S.A. (b)	321,803
1,949	Atos SE (b)	267,031
9,994	AXA S.A. (b)	265,670
5,570	BioMerieux (b)	458,744
6,370	Bouygues S.A. (b)	319,380
14,961	Carrefour S.A. (b)	310,289
4,141	Cie Generale des Etablissements Michelin SCA (b)	613,045
10,598	Cie Plastic Omnium S.A. (b)	507,987
4,379	Eiffage S.A. (b)	498,730
37,335	Electricite de France S.A. (b)	540,556
8,454	Eurazeo S.A. (b)	778,417
10,205	Eutelsat Communications S.A. (b)	202,268
10,886	Faurecia S.A. (b)	880,853
1,897	Kering S.A. (b)	909,834
548	LVMH Moet Hennessy Louis Vuitton SE (b)	168,879
Shares	Description	Value

	France (Continued)
75,552	Natixis S.A. (b)	$619,927
25,384	Peugeot S.A. (b)	611,231
7,693	Renault S.A. (b)	933,529
2,371	Rubis SCA (b)	171,254
1,479	Safran S.A. (b)	156,966
6,088	Sanofi (b)	488,502
5,163	Societe Generale S.A. (b)	280,404
2,442	Sopra Steria Group (b)	498,432
4,050	Teleperformance (b)	628,061
8,442	TOTAL S.A. (b)	483,893
6,596	Ubisoft Entertainment S.A. (b) (c)	558,233
2,037	Valeo S.A. (b)	134,748
1,981	Vicat S.A. (b)	149,638
933	Wendel S.A. (b)	145,485
		14,134,104
	Germany – 26.4%
668	Adidas AG (b)	162,523
1,346	Allianz SE (b)	304,273
9,329	Aurubis AG (b)	784,039
2,841	BASF SE (b)	288,127
5,959	Bayerische Motoren Werke AG (b)	648,159
33,329	Commerzbank AG (b) (c)	432,688
596	Continental AG (b)	164,622
7,581	Daimler AG (b)	645,901
27,195	Deutsche Lufthansa AG (b)	869,357
10,185	Deutsche Post AG (b)	446,096
17,799	Deutsche Wohnen SE (b)	830,501
2,261	Duerr AG (b)	248,470
40,060	E.ON SE (b)	445,150
25,460	Evotec AG (b) (c)	500,796
1,592	Fraport AG Frankfurt Airport Services Worldwide (b)	157,118
3,243	GRENKE AG (b)	343,680
10,255	Hella GmbH & Co., KGaA (b)	675,100
16,425	Jungheinrich AG (Preference Shares) (b)	727,969
7,897	KION Group AG (b)	737,269
4,351	Krones AG (b)	586,172
7,470	LEG Immobilien AG (b)	839,970
2,843	MTU Aero Engines AG (b)	479,153
11,818	Porsche Automobil Holding SE (Preference Shares) (b)	985,129
440	Rational AG (b)	276,787
6,705	Rheinmetall AG (b)	951,739
13,306	RWE AG (b)	328,901
9,491	Sixt SE (b)	1,031,368
2,310	Stroeer SE & Co., KGaA (b)	161,429
21,107	Suedzucker AG (b)	358,114
4,856	United Internet AG (b)	305,980
3,707	Volkswagen AG (Preference Shares) (b)	738,857
17,760	Vonovia SE (b)	880,715
3,163	Wacker Chemie AG (b)	519,785

See Notes to Portfolio of Investments

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany (Continued)
8,259	Wirecard AG (b)	$979,036
		18,834,973
	Greece – 0.2%
12,500	Hellenic Telecommunications Organization S.A. (b)	169,445
	Ireland – 1.1%
14,216	Kingspan Group PLC (b)	602,004
4,826	Smurfit Kappa Group PLC (b)	195,923
		797,927
	Italy – 13.0%
19,493	ACEA S.p.A. (b)	330,832
29,830	Amplifon S.p.A. (b)	530,325
8,114	Assicurazioni Generali S.p.A. (b)	155,969
23,250	Autogrill S.p.A. (b)	299,308
17,428	Banca Generali S.p.A. (b)	562,291
145,806	Banco BPM S.p.A. (b) (c)	505,999
1,695	DiaSorin S.p.A. (b)	152,682
100,390	Enel S.p.A. (b)	614,308
18,268	Eni S.p.A. (b)	321,796
48,072	Hera S.p.A. (b)	176,143
14,575	Interpump Group S.p.A. (b)	492,894
85,476	Intesa Sanpaolo S.p.A. (b)	311,218
281,657	Iren S.p.A (b)	884,322
16,135	Leonardo S.p.A. (b)	186,604
20,946	Moncler S.p.A. (b)	797,167
8,949	Prysmian S.p.A. (b)	281,018
3,278	Recordati S.p.A. (b)	120,943
28,395	Societa Iniziative Autostradali e Servizi S.p.A. (b)	529,187
645,412	Telecom Italia S.p.A. (b) (c)	612,815
7,096	UniCredit S.p.A. (b) (c)	148,314
116,618	Unione di Banche Italiane S.p.A. (b)	532,860
15,420	Yoox Net-A-Porter Group S.p.A. (b) (c)	717,040
		9,264,035
	Luxembourg – 3.4%
8,653	APERAM S.A. (b)	414,353
29,294	ArcelorMittal (b) (c)	930,444
478	Eurofins Scientific SE (b)	251,893
35,818	Grand City Properties S.A. (b)	856,790
		2,453,480
	Netherlands – 7.7%
6,252	Aalberts Industries N.V. (b)	318,605
103,793	Aegon N.V. (b)	700,272
4,771	Airbus SE (b)	552,280
9,562	ASM International N.V. (b)	699,208
2,663	ASML Holding N.V. (b)	528,056
2,465	IMCD Group N.V. (b)	151,616
8,083	Koninklijke Ahold Delhaize N.V. (b)	191,534
Shares	Description	Value

	Netherlands (Continued)
1,847	Koninklijke DSM N.V. (b)	$183,586
10,339	Koninklijke Vopak N.V. (b)	507,645
18,056	NN Group N.V. (b)	802,228
8,333	SBM Offshore N.V. (b)	133,620
101,701	Steinhoff International Holdings N.V. (c)	28,031
31,284	STMicroelectronics N.V. (b)	695,534
		5,492,215
	Portugal – 2.1%
120,445	EDP - Energias de Portugal S.A. (b)	457,644
17,055	Galp Energia SGPS S.A. (b)	321,635
93,021	Navigator (The) Co., S.A. (b)	548,038
24,403	NOS SGPS S.A. (b)	143,828
		1,471,145
	Spain – 5.4%
31,444	Acerinox S.A. (b)	439,821
28,302	CIE Automotive S.A. (b)	1,011,218
10,734	Enagas S.A. (b)	293,948
6,703	Endesa S.A. (b)	147,668
20,481	Gas Natural SDG S.A. (b)	488,842
39,761	Iberdrola S.A. (b)	292,378
40,157	Mediaset Espana Comunicacion S.A. (b)	409,064
21,611	Prosegur Cia de Seguridad S.A. (b)	166,216
32,808	Repsol S.A. (b)	583,183
		3,832,338
	Total Common Stocks	66,712,102
	(Cost $64,175,105)
REAL ESTATE INVESTMENT TRUSTS (a) – 6.5%
	France – 4.1%
5,820	Fonciere Des Regions (b)	642,053
4,660	Gecina S.A. (b)	808,657
19,252	Klepierre S.A. (b)	775,994
3,107	Unibail-Rodamco SE (b) (d)	709,712
		2,936,416
	Spain – 2.4%
76,169	Inmobiliaria Colonial Socimi S.A. (b)	881,091
54,553	Merlin Properties Socimi S.A. (b)	835,671
		1,716,762
	Total Real Estate Investment Trusts	4,653,178
	(Cost $4,436,313)

See Notes to Portfolio of Investments

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 0.8%
559,592	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 1.62% (e) (f)	$559,592
	(Cost $559,592)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.2%
$15,955	BNP Paribas S.A., 1.73% (e), dated 3/29/18, due 4/2/18, with a maturity value of $15,959. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 11/15/20. The value of the collateral including accrued interest is $16,435. (f)	15,955
840,536	JPMorgan Chase & Co., 1.72% (e), dated 3/29/18, due 4/2/18, with a maturity value of $840,696. Collateralized by U.S. Treasury Notes, interest rates of 1.125% to 1.875%, due 6/30/21 to 3/31/22. The value of the collateral including accrued interest is $862,405. (f)	840,536
	Total Repurchase Agreements	856,491
	(Cost $856,491)
	Total Investments – 101.9%	72,781,363
	(Cost $70,027,501) (g)
	Net Other Assets and Liabilities – (1.9)%	(1,341,360)
	Net Assets – 100.0%	$71,440,003

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2018, securities noted as such are valued at $71,337,249 or 99.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,371,411 and the total value of the collateral held by the Fund is $1,416,083.
(e)	Rate shown reflects yield as of March 31, 2018.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,450,312 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,696,450. The net unrealized appreciation was $2,753,862.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 3/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$ 5,492,215	$ 28,031	$ 5,464,184	$ —
Other Country Categories*	61,219,887	—	61,219,887	—
Real Estate Investment Trusts*	4,653,178	—	4,653,178	—
Money Market Funds	559,592	559,592	—	—
Repurchase Agreements	856,491	—	856,491	—
Total Investments	$ 72,781,363	$ 587,623	$ 72,193,740	$—

*	See Portfolio of Investments for country breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of March 31, 2018, the Fund transferred investments valued at $39,699,819 from Level 1 to Level 2 of the fair value hierarchy. The investments that transferred from Level 1 to Level 2 did so as a result of being fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the NYSE close on the last business day of the period exceeding a certain threshold. Previously, these investments were valued based on quoted prices.

See Notes to Portfolio of Investments

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
March 31, 2018 (Unaudited)
Sector Allocation	% of Total Long-Term Investments
Industrials	18.9%
Consumer Discretionary	17.6
Financials	13.1
Materials	11.8
Real Estate	11.3
Utilities	7.8
Information Technology	6.3
Energy	6.1
Health Care	3.5
Telecommunication Services	2.4
Consumer Staples	1.2
Total	100.0%
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Exchange-Traded AlphaDEX® Fund II
March 31, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of the following nineteen funds (each a “Fund” and collectively, the “Funds”), including the exchange on which they are listed and traded:
First Trust Asia Pacific ex-Japan AlphaDEX® Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FPA”)
First Trust Europe AlphaDEX® Fund – (Nasdaq ticker “FEP”)
First Trust Latin America AlphaDEX® Fund – (Nasdaq ticker “FLN”)
First Trust Brazil AlphaDEX® Fund – (Nasdaq ticker “FBZ”)
First Trust China AlphaDEX® Fund – (Nasdaq ticker “FCA”)
First Trust Japan AlphaDEX® Fund – (Nasdaq ticker “FJP”)
First Trust South Korea AlphaDEX® Fund – (Nasdaq ticker “FKO”)
First Trust Developed Markets ex-US AlphaDEX® Fund – (Nasdaq ticker “FDT”)
First Trust Emerging Markets AlphaDEX® Fund – (Nasdaq ticker “FEM”)
First Trust Germany AlphaDEX® Fund – (Nasdaq ticker “FGM”)
First Trust Canada AlphaDEX® Fund – (Nasdaq ticker “FCAN”)
First Trust Australia AlphaDEX® Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FAUS”)
First Trust United Kingdom AlphaDEX® Fund – (Nasdaq ticker “FKU”)
First Trust Taiwan AlphaDEX® Fund – (Nasdaq ticker “FTW”) (See Note 3 - Subsequent Events)
First Trust Hong Kong AlphaDEX® Fund – (Nasdaq ticker “FHK”)
First Trust Switzerland AlphaDEX® Fund – (Nasdaq ticker “FSZ”)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund – (Nasdaq ticker “FDTS”)
First Trust Emerging Markets Small Cap AlphaDEX® Fund – (Nasdaq ticker “FEMS”)
First Trust Eurozone AlphaDEX® ETF – (Nasdaq ticker “FEUZ”)
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Shares of open-end funds are valued at fair value which is based on NAV per share.

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
March 31, 2018 (Unaudited)
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
March 31, 2018 (Unaudited)
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2018, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2018, only FEP, FDT, FEM, FCAN, FHK, FEMS and FEUZ had securities in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
March 31, 2018 (Unaudited)
of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the year-to-date period (January 1, 2018 through March 31, 2018) were received as collateral for lending securities.
3. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:
On March 19, 2018, the shareholders of FTW voted to approve a new investment objective for the Fund. Consequently, effective April 17, 2018, the Fund’s new investment objective is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NIFTY 50 Equal Weight Index (the “Index”). The Index is compiled, calculated and maintained by India Index Services & Products Limited (“IISL”), a wholly owned subsidiary of the National Stock Exchange of India. In addition, the Fund changed its name to First Trust India NIFTY 50 Equal Weight ETF. The Fund continues to list and trade its shares on The Nasdaq Stock Market LLC but changed its ticker symbol to “NFTY.” The Fund’s shares also trade under a new CUSIP number.

Item 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund II

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	May 30, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	May 30, 2018

* Print the name and title of each signing officer under his or her signature.